Schedule of Investments (unaudited) September 30, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
522 Funding CLO Ltd.(a)(b)
Series 2019-4A, Class CR, (3-mo. CME Term SOFR + 2.66%), 7.99%, 04/20/30	USD	500	$498,083
Series 2019-4A, Class DR, (3-mo. CME Term SOFR + 3.91%), 9.24%, 04/20/30		600	588,227
AGL CLO Ltd., Series 2020-3A, Class D, (3-mo. CME Term SOFR + 3.56%), 8.87%, 01/15/33(a)(b)		250	240,399
ALM Ltd., Series 2020-1A, Class D, (3-mo. CME Term SOFR + 6.26%), 11.57%, 10/15/29(a)(b)		285	266,929
Anchorage Capital CLO Ltd.(a)(b)
Series 2013-1A, Class A2R, (3-mo. CME Term SOFR + 1.91%), 7.21%, 10/13/30		380	378,100
Series 2013-1A, Class CR, (3-mo. CME Term SOFR + 3.46%), 8.76%, 10/13/30		720	714,228
Apidos CLO XXII, Series 2015-22A, Class CR, (3-mo. CME Term SOFR + 3.21%), 8.54%, 04/20/31(a)(b)		250	245,807
Apidos CLO XXIV, Series 2016-24A, Class A1AL, (3-mo. CME Term SOFR + 1.21%), 6.54%, 10/20/30(a)(b)		500	497,510
Apidos CLO XXVI, Series 2017-26A, Class A1AR, (3-mo. CME Term SOFR + 1.16%), 6.47%, 07/18/29(a)(b)		991	987,267
Apidos CLO XXVII, Series 2017-27A, Class A1R, (3-mo. CME Term SOFR + 1.19%), 6.50%, 07/17/30(a)(b)		233	232,518
ASSURANT CLO I Ltd., Series 2017-1A, Class CR, (3-mo. CME Term SOFR + 2.41%), 7.74%, 10/20/34(a)(b)		500	488,126
Bain Capital Credit CLO Ltd.(a)(b)
Series 2021-3A, Class D, (3-mo. CME Term SOFR + 3.36%), 8.71%, 07/24/34		250	241,875
Series 2021-5A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.26%, 10/23/34		500	487,750
Ballyrock CLO Ltd., Series 2022-21A, Class D, (3-mo. CME Term SOFR + 8.76%), 14.09%, 10/20/35(a)(b)		500	499,196
Barings CLO Ltd., Series 2017-1A, Class D, (3-mo. CME Term SOFR + 3.86%), 9.17%, 07/18/29(a)(b)		250	249,152
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A1R2, (3-mo. CME Term SOFR + 1.13%), 6.44%, 07/15/29(a)(b)		106	105,598
Birch Grove CLO Ltd.(a)(b)
Series 19A, Class DR, (3-mo. CME Term SOFR + 3.61%), 9.02%, 06/15/31		1,000	994,192
Series 2021-3A, Class D1, (3-mo. CME Term SOFR + 3.46%), 8.78%, 01/19/35		250	241,193
BlueMountain CLO XXVIII Ltd., Series 2021-28A, Class D, (3-mo. CME Term SOFR + 3.16%), 8.47%, 04/15/34(a)(b)		500	480,082
Buttermilk Park CLO Ltd., Series 2018-1A, Class D, (3-mo. CME Term SOFR + 3.36%), 8.67%, 10/15/31(a)(b)		250	238,702
Canyon Capital CLO Ltd.(a)(b)
Series 2016-1A, Class CR, (3-mo. CME Term SOFR + 2.16%), 7.47%, 07/15/31		250	244,356
Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.61%), 8.92%, 04/15/34		500	487,687
Carlyle Global Market Strategies CLO Ltd.(a)(b)
Series 2013-1A, Class A1RR, (3-mo. CME Term SOFR + 1.21%), 6.58%, 08/14/30		205	204,218

Security		Par (000)	Value

Asset-Backed Securities (continued)
Carlyle Global Market Strategies CLO Ltd.(a)(b) (continued)
Series 2013-1A, Class CR, (3-mo. CME Term SOFR + 3.61%), 8.98%, 08/14/30	USD	1,000	$988,456
Carlyle U.S. CLO Ltd., Series 2022-6A, Class C, (3-mo. CME Term SOFR + 4.00%), 9.35%, 10/25/34(a)(b)		250	251,170
CarVal CLO II Ltd., Series 2019-1A, Class DR, (3-mo. CME Term SOFR + 3.46%), 8.79%, 04/20/32(a)(b)		500	491,797
CarVal CLO III Ltd., Series 2019-2A, Class E, (3-mo. CME Term SOFR + 6.70%), 12.03%, 07/20/32(a)(b)		500	470,027
CarVal CLO VC Ltd., Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.51%), 8.82%, 10/15/34(a)(b)		250	243,782
CBAM Ltd., Series 2017-1A, Class C, (3-mo. CME Term SOFR + 2.66%), 7.99%, 07/20/30(a)(b)		350	337,580
Cedar Funding IX CLO Ltd.(a)(b)
Series 2018-9A, Class A1, (3-mo. CME Term SOFR + 1.24%), 6.57%, 04/20/31		250	249,375
Series 2018-9A, Class D, (3-mo. CME Term SOFR + 2.86%), 8.19%, 04/20/31		250	237,635
Cedar Funding VII CLO Ltd., Series 2018-7A, Class A1, (3-mo. CME Term SOFR + 1.26%), 6.59%, 01/20/31(a)(b)		493	491,037
Cedar Funding X CLO Ltd., Series 2019-10A, Class BR, (3-mo. CME Term SOFR + 1.86%), 7.19%, 10/20/32(a)(b)		930	911,586
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.17%, 07/15/33(a)(b)		500	489,550
Cedar Funding XV CLO Ltd., Series 2022-15A, Class B, (3-mo. CME Term SOFR + 1.80%), 7.13%, 04/20/35(a)(b)		400	389,600
CIFC Funding I Ltd., Series 2019-1A, Class DR, (3-mo. CME Term SOFR + 3.36%), 8.69%, 04/20/32(a)(b)		500	482,587
CIFC Funding II Ltd., Series 2017-2A, Class AR, (3-mo. CME Term SOFR + 1.21%), 6.54%, 04/20/30(a)(b)		484	483,814
CIFC Funding III Ltd., Series 2015-3A, Class AR, (3-mo. CME Term SOFR + 1.13%), 6.45%, 04/19/29(a)(b)		208	207,978
CIFC Funding IV Ltd., Series 2017-4A, Class A1R, (3-mo. CME Term SOFR + 1.21%), 6.56%, 10/24/30(a)(b)		468	466,076
CIFC Funding Ltd.(a)(b)
Series 2013-1A, Class CR, (3-mo. CME Term SOFR + 3.81%), 9.12%, 07/16/30		500	494,357
Series 2014-2RA, Class B1, (3-mo. CME Term SOFR + 3.06%), 8.41%, 04/24/30		750	734,835
Series 2014-3A, Class BR2, (3-mo. CME Term SOFR + 2.06%), 7.41%, 10/22/31		250	248,275
Series 2015-1A, Class ARR, (3-mo. CME Term SOFR + 1.37%), 6.72%, 01/22/31		987	985,215
Series 2020-1A, Class DR, (3-mo. CME Term SOFR + 3.36%), 8.67%, 07/15/36		500	492,152
CIFC Funding VII Ltd.(a)(b)
Series 2022-7A, Class C, (3-mo. CME Term SOFR + 3.85%), 9.20%, 10/22/35		500	499,768
Series 2022-7A, Class D, (3-mo. CME Term SOFR + 5.35%), 10.70%, 10/22/35		600	600,432

1

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 1A, (1-mo. Term SOFR + 0.25%), 5.59%, 01/15/37(a)	USD	1,026	$919,305
Dewolf Park CLO Ltd., Series 2017-1A, Class DR, (3-mo. CME Term SOFR + 3.11%), 8.42%, 10/15/30(a)(b)		280	274,824
Dryden 106 CLO Ltd., Series 2022-106A, Class C, (3-mo. CME Term SOFR + 3.90%), 9.21%, 10/15/35(a)(b)		500	501,613
Dryden 37 Senior Loan Fund, Series 2015-37A, Class AR, (3-mo. CME Term SOFR + 1.36%), 6.67%, 01/15/31(a)(b)		242	241,503
Dryden 50 Senior Loan Fund, Series 2017-50A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.22%, 07/15/30(a)(b)		250	247,475
Dryden 53 CLO Ltd., Series 2017-53A, Class B, (3-mo. CME Term SOFR + 1.66%), 6.97%, 01/15/31(a)(b)		1,320	1,305,612
Dryden 64 CLO Ltd., Series 2018-64A, Class D, (3-mo. CME Term SOFR + 2.91%), 8.22%, 04/18/31(a)(b)		1,250	1,203,391
Dryden 78 CLO Ltd., Series 2020-78A, Class D, (3-mo. CME Term SOFR + 3.26%), 8.57%, 04/17/33(a)(b)		250	235,625
Dryden XXVIII Senior Loan Fund(a)(b)
Series 2013-28A, Class A1LR, (3-mo. CME Term SOFR + 1.46%), 6.83%, 08/15/30		233	232,222
Series 2013-28A, Class B1LR, (3-mo. CME Term SOFR + 3.41%), 8.78%, 08/15/30		1,000	979,715
Eaton Vance CLO Ltd., Series 2015-1A, Class A2R, (3-mo. CME Term SOFR + 1.51%), 6.84%, 01/20/30(a)(b)		1,000	991,110
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class B, 3.50%, 11/25/50(b)		110	84,421
Elmwood CLO 21 Ltd.
Series 2022-8A, Class C, (3-mo. CME Term SOFR + 3.85%), 9.18%, 11/20/35(a)(b)		500	500,627
Series 2022-8A, Class CR, (3-mo. CME Term SOFR + 2.70%), 0.00%, 10/20/36		500	500,000
Elmwood CLO IV Ltd., Series 2020-1A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.27%, 04/15/33(a)(b)		250	248,600
Elmwood CLO V Ltd., Series 2020-2A, Class CR, (3-mo. CME Term SOFR + 2.26%), 7.59%, 10/20/34(a)(b)		436	429,794
Elmwood CLO VI Ltd., Series 2020-3A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.24%, 10/20/34(a)(b)		250	247,825
Fairstone Financial Issuance Trust I, Series 2020-1A, Class C, 5.16%, 10/20/39(b)	CAD	170	113,343
Flatiron CLO Ltd., Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.21%), 6.52%, 04/17/31(a)(b)	USD	1,397	1,395,636
Galaxy 31 CLO Ltd., Series 2023-31A, Class E, (3-mo. CME Term SOFR + 8.43%), 13.21%, 04/15/36(a)(b)		350	346,697
Galaxy XX CLO Ltd., Series 2015-20A, Class CR, (3-mo. CME Term SOFR + 2.01%), 7.34%, 04/20/31(a)(b)		250	245,071
Galaxy XXIII CLO Ltd., Series 2017-23A, Class AR, (3-mo. CME Term SOFR + 1.13%), 6.48%, 04/24/29(a)(b)		356	354,467

Security		Par (000)	Value

Asset-Backed Securities (continued)
Galaxy XXVII CLO Ltd., Series 2018-27A, Class A, (3-mo. CME Term SOFR + 1.28%), 6.65%, 05/16/31(a)(b)	USD	1,949	$1,943,567
Generate CLO Ltd.(a)(b)
Series 2A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.76%, 01/22/31		246	245,016
Series 3A, Class DR, (3-mo. CME Term SOFR + 3.86%), 9.19%, 10/20/29		1,750	1,739,041
Series 4A, Class DR, (3-mo. CME Term SOFR + 3.41%), 8.74%, 04/20/32		1,500	1,496,580
Series 6A, Class DR, (3-mo. CME Term SOFR + 3.76%), 9.11%, 01/22/35		750	720,568
GoldenTree Loan Management U.S. CLO Ltd.(a)(b)
Series 2018-3A, Class B1, (3-mo. CME Term SOFR + 1.81%), 7.14%, 04/20/30		250	248,625
Series 2019-5A, Class BR, (3-mo. CME Term SOFR + 1.86%), 7.21%, 04/24/31		500	496,650
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class BR2, (3-mo. CME Term SOFR + 1.86%), 7.23%, 10/29/29(a)(b)		1,500	1,494,046
GoldenTree Loan Opportunities X Ltd., Series 2015-10A, Class DR, (3-mo. CME Term SOFR + 3.31%), 8.64%, 07/20/31(a)(b)		250	246,535
Golub Capital Partners CLO Ltd., Series 2021-55A, Class E, (3-mo. CME Term SOFR + 6.82%), 12.15%, 07/20/34(a)(b)		250	247,344
Gracie Point International Funding, Series 2023-1, Class D, (3-mo. SOFR + 4.50%), 9.74%, 09/01/26		162	161,992
Grippen Park CLO Ltd., Series 2017-1A, Class D, (3-mo. CME Term SOFR + 3.56%), 8.89%, 01/20/30(a)(b)		250	247,137
Gulf Stream Meridian Ltd., Series 2020-IA, Class E, (3-mo. CME Term SOFR + 6.71%), 12.02%, 04/15/33(a)(b)		500	458,818
Highbridge Loan Management, Series 3A-2014, Class CR, (3-mo. CME Term SOFR + 3.86%), 9.17%, 07/18/29(a)(b)		1,000	965,142
Litigation Fee Residual, Series 2020-1, Class A, 4.00%, 10/30/27(c)		579	561,937
Long Beach Mortgage Loan Trust, Series 2006-8, Class 2A4, (1-mo. Term SOFR + 0.59%), 5.91%, 09/25/36(a)		6,079	1,649,881
Madison Park Funding LIV Ltd., Series 2022-54A, Class E1, (3-mo. CME Term SOFR + 8.95%), 14.28%, 10/21/34(a)(b)		263	260,039
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class E, (3-mo. CME Term SOFR + 6.51%), 11.83%, 04/19/33		500	490,096
Madison Park Funding XVII Ltd., Series 2015-17A, Class DR, (3-mo. CME Term SOFR + 3.86%), 9.20%, 07/21/30(a)(b)		1,000	990,320
Madison Park Funding XXIII Ltd.(a)(b)
Series 2017-23A, Class AR, (3-mo. CME Term SOFR + 1.23%), 6.59%, 07/27/31		977	973,824
Series 2017-23A, Class CR, (3-mo. CME Term SOFR + 2.26%), 7.62%, 07/27/31		600	592,713

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Madison Park Funding XXV Ltd.(a)(b)
Series 2017-25A, Class A1R, (3-mo. CME Term SOFR + 1.23%), 6.58%, 04/25/29	USD	1,455	$1,450,488
Series 2017-25A, Class A2R, (3-mo. CME Term SOFR + 1.91%), 7.26%, 04/25/29		250	248,075
Madison Park Funding XXXI Ltd., Series 2018-31A, Class D, (3-mo. CME Term SOFR + 3.26%), 8.61%, 01/23/31(a)(b)		625	608,391
Madison Park Funding XXXIV Ltd., Series 2019-34A, Class DR, (3-mo. CME Term SOFR + 3.61%), 8.96%, 04/25/32(a)(b)		250	243,728
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.22%, 07/15/33(a)(b)		900	894,240
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class C, (3-mo. CME Term SOFR + 2.16%), 7.47%, 07/17/34(a)(b)		250	243,701
Marble Point CLO XVII Ltd., Series 2020-1A, Class D, (3-mo. CME Term SOFR + 4.01%), 9.34%, 04/20/33(a)(b)		250	239,375
Marble Point CLO XXIII Ltd., Series 2021-4A, Class D1, (3-mo. LIBOR US + 3.65%), 9.26%, 01/22/35(a)(b)		250	240,241
Mariner Finance Issuance Trust, Series 2022-AA, Class A, 6.45%, 10/20/37(b)		515	515,677
Navient Private Education Refi Loan Trust(b)
Series 2019-D, Class A2A, 3.01%, 12/15/59		549	505,114
Series 2019-GA, Class A, 2.40%, 10/15/68		200	183,471
Series 2021-CA, Class A, 1.06%, 10/15/69		846	718,401
Series 2021-DA, Class C, 3.48%, 04/15/60		770	674,790
Series 2021-DA, Class D, 4.00%, 04/15/60		440	394,102
Series 2021-EA, Class A, 0.97%, 12/16/69		987	826,193
Series 2023-A, Class A, 5.51%, 10/15/71		172	168,858
Nelnet Student Loan Trust(b)
Series 2021-A, Class D, 4.93%, 04/20/62		460	374,812
Series 2021-BA, Class B, 2.68%, 04/20/62		1,983	1,559,090
Series 2021-CA, Class AFL, (1-mo. Term SOFR + 0.85%), 6.18%, 04/20/62(a)		405	398,006
Neuberger Berman CLO XXII Ltd., Series 2016-22A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.22%, 10/17/30(a)(b)		250	248,150
Neuberger Berman Loan Advisers CLO Ltd.(a)(b)
Series 2017-25A, Class AR, (3-mo. CME Term SOFR + 1.19%), 6.50%, 10/18/29		1,239	1,235,823
Series 2020-37A, Class CR, (3-mo. CME Term SOFR + 2.06%), 7.39%, 07/20/31		1,162	1,139,215
Neuberger Berman Loan Advisers NBLA CLO Ltd., Series 2022-52A, Class D, (3-mo. CME Term SOFR + 5.75%), 11.10%, 10/24/35(a)(b)		568	567,597
OCP CLO Ltd.(a)(b)
Series 2015-9A, Class BR2, (3-mo. CME Term SOFR + 1.75%), 7.06%, 01/15/33		250	244,550
Series 2017-13A, Class A1AR, (3-mo. CME Term SOFR + 1.22%), 6.53%, 07/15/30		985	981,272
Series 2017-14A, Class A2, (3-mo. CME Term SOFR + 1.76%), 7.14%, 11/20/30		1,620	1,593,102
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A1RR, (3-mo. CME Term SOFR + 1.23%), 6.55%, 07/19/30(a)(b)		2,646	2,637,962
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class BR2, (3-mo. CME Term SOFR + 1.66%), 7.01%, 01/25/31(a)(b)		500	493,250

Security		Par (000)	Value

Asset-Backed Securities (continued)
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class AAR3, (3-mo. CME Term SOFR + 1.26%), 6.63%, 02/14/31(a)(b)	USD	250	$248,920
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class DRR, (3-mo. CME Term SOFR + 3.01%), 8.36%, 01/22/30(a)(b)		500	487,802
Octagon Ltd., Series 2021-1A, Class D, (3-mo. CME Term SOFR + 3.31%), 8.62%, 07/15/34(a)(b)		250	238,226
OneMain Financial Issuance Trust, Series 2020-1A, Class A, 3.84%, 05/14/32(b)		118	118,168
OZLM VIII Ltd., Series 2014-8A, Class CRR, (3-mo. CME Term SOFR + 3.41%), 8.72%, 10/17/29(a)(b)		875	864,959
OZLM XXI Ltd., Series 2017-21A, Class C, (3-mo. CME Term SOFR + 2.93%), 8.26%, 01/20/31(a)(b)		1,000	955,811
Palmer Square CLO Ltd.(a)(b)
Series 2013-2A, Class A2R3, (3-mo. CME Term SOFR + 1.76%), 7.07%, 10/17/31		250	246,825
Series 2015-2A, Class CR2, (3-mo. CME Term SOFR + 3.01%), 8.34%, 07/20/30		250	244,621
Series 2020-3A, Class A2R, (3-mo. CME Term SOFR + 1.86%), 7.23%, 11/15/31		250	248,200
Series 2022-4A, Class C, (3-mo. CME Term SOFR + 4.00%), 9.33%, 10/20/35		1,000	1,014,484
Palmer Square Loan Funding Ltd.(a)(b)
Series 2021-1A, Class A1, (3-mo. CME Term SOFR + 1.16%), 6.49%, 04/20/29		110	109,900
Series 2021-2A, Class A1, (3-mo. CME Term SOFR + 1.06%), 6.44%, 05/20/29		126	125,093
Series 2021-3A, Class A1, (3-mo. CME Term SOFR + 1.06%), 6.39%, 07/20/29		463	460,629
Park Avenue Institutional Advisers CLO Ltd., Series 2017-1A, Class DR, (3-mo. CME Term SOFR + 7.07%), 12.44%, 02/14/34(a)(b)		1,300	1,163,483
PPM CLO Ltd., Series 2019-2A, Class DR, (3-mo. CME Term SOFR + 3.66%), 8.98%, 04/16/32(a)(b)		250	246,954
Prodigy Finance DAC, Series 2021-1A, Class C, (1-mo. Term SOFR + 3.86%), 9.18%, 07/25/51(a)(b)		97	97,058
Rad CLO Ltd., Series 2019-3A, Class DR, (3-mo. CME Term SOFR + 3.01%), 8.32%, 04/15/32(a)(b)		400	392,747
Regatta XI Funding Ltd., Series 2018-1A, Class D, (3-mo. CME Term SOFR + 3.11%), 8.42%, 07/17/31(a)(b)		370	360,745
Regatta XVIII Funding Ltd., Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.71%), 7.02%, 01/15/34(a)(b)		850	841,415
Regional Management Issuance Trust, Series 2021-A, Class A, 7.10%, 11/17/32(b)		200	199,843
Republic Finance Issuance Trust, Series 2020-A, Class C, 4.05%, 11/20/30(b)		240	221,586
Romark CLO Ltd., Series 2017-1A, Class B, (3-mo. CME Term SOFR + 2.41%), 7.76%, 10/23/30(a)(b)		500	492,492
Shackleton CLO Ltd., Series 2015-7RA, Class C, (3-mo. CME Term SOFR + 2.61%), 7.92%, 07/15/31(a)(b)		250	244,615
Signal Peak CLO Ltd., Series 2017-4A, Class XR, (3-mo. CME Term SOFR + 1.21%), 6.56%, 10/26/34(a)(b)		1,200	1,199,774
SMB Private Education Loan Trust
Series 2019-A, Class A2A, 3.44%, 07/15/36(b)		1,365	1,299,985
Series 2019-B, Class A2A, 2.84%, 06/15/37(b)		265	247,244
Series 2021-A, Class A2B, 1.59%, 01/15/53(b)		377	327,177
Series 2021-C, Class C, 3.00%, 01/15/53(b)		168	142,622

3

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
SMB Private Education Loan Trust (continued)
Series 2021-C, Class D, 3.93%, 01/15/53(b)	USD	160	$147,127
Series 2021-D, Class A1A, 1.34%, 03/17/53(b)		1,172	1,028,552
Series 2022-C, Class A1A, 4.48%, 05/16/50(b)		359	341,747
Series 2023-B, Class A1B, (30-day Avg SOFR + 1.80%), 7.11%, 10/16/56(a)(b)		233	234,327
Series 2023-C, Class A1A, 5.67%, 11/15/52		1,704	1,678,583
Sterling COOFS Trust(c)
Series 2004-1, Class A, 2.36%, 04/15/29		700	7,002
Series 2004-2, Class Note, 2.08%, 03/30/30(b)		485	4,847
Structured Asset Securities Corp. Pass-Through Certificates, Series 2002-AL1, Class A2, 3.45%, 02/25/32		36	31,303
Symphony CLO XXXII Ltd., Series 2022-32A, Class B, (3-mo. CME Term SOFR + 1.85%), 7.20%, 04/23/35(a)(b)		600	589,500
TCI-Symphony CLO Ltd., Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.19%), 6.50%, 07/15/30(a)(b)		486	483,172
TCW CLO Ltd., Series 2020-1A, Class DRR, (3-mo. CME Term SOFR + 3.66%), 8.99%, 04/20/34(a)(b)		250	242,525
TICP CLO IX Ltd., Series 2017-9A, Class D, (3-mo. CME Term SOFR + 3.16%), 8.49%, 01/20/31(a)(b)		500	492,832
TICP CLO XV Ltd., Series 2020-15A, Class D, (3-mo. CME Term SOFR + 3.41%), 8.74%, 04/20/33(a)(b)		250	244,596
Trestles CLO Ltd.(a)(b)
Series 2017-1A, Class B1R, (3-mo. CME Term SOFR + 2.01%), 7.36%, 04/25/32		1,750	1,692,516
Series 2017-1A, Class CR, (3-mo. CME Term SOFR + 3.16%), 8.51%, 04/25/32		250	246,959
Trimaran CAVU Ltd.
Series 2019-2A, Class C, (3-mo. CME Term SOFR + 4.98%), 10.29%, 11/26/32(a)(b)		500	501,908
Series 2021-2A, Class D1, (3-mo. CME Term SOFR + 3.51%), 8.86%, 10/25/34(a)(b)		500	491,532
Series 2022-1, Class E, (3-mo. CME Term SOFR + 9.08%), 14.43%, 10/22/35		500	495,027
Series 2022-2A, Class D, (3-mo. CME Term SOFR + 6.12%), 11.45%, 01/20/36(a)(b)		400	400,546
Series 2023-1, Class E, (3-mo. CME Term SOFR + 8.94%), 14.32%, 07/20/36		500	478,997
Unique Pub Finance Co. PLC, Series N, 6.46%, 03/30/32(d)	GBP	6	7,025
Voya CLO Ltd.(a)(b)
Series 2014-2A, Class A1RR, (3-mo. CME Term SOFR + 1.28%), 6.59%, 04/17/30	USD	189	188,620
Series 2017-2A, Class A2AR, (3-mo. CME Term SOFR + 1.91%), 7.22%, 06/07/30		250	248,325
Series 2017-4A, Class A1, (3-mo. CME Term SOFR + 1.39%), 6.70%, 10/15/30		209	208,151
Series 2018-2A, Class A2, (3-mo. CME Term SOFR + 1.51%), 6.82%, 07/15/31		1,000	974,781
Series 2022-3A, Class B, (3-mo. CME Term SOFR + 2.85%), 8.18%, 10/20/34		425	425,000
Series 2022-4A, Class C, (3-mo. CME Term SOFR + 4.05%), 9.38%, 10/20/33		1,000	1,003,101
Whetstone Park CLO Ltd., Series 2021-1A, Classs 1A, (3-mo. CME Term SOFR + 1.86%), 7.19%, 01/20/35(a)(b)		725	715,502

Security		Par (000)	Value

Asset-Backed Securities (continued)
Whitebox CLO I Ltd., Series 2019-1A, Class CR, (3-mo. CME Term SOFR + 3.31%), 8.66%, 07/24/32(a)(b)	USD	500	$493,643
Whitebox CLO II Ltd., Series 2020-2A, Class DR, (3-mo. CME Term SOFR + 3.61%), 8.96%, 10/24/34(a)(b)		500	488,299
Whitebox CLO III Ltd.(a)(b)
Series 2021-3A, Class D, (3-mo. CME Term SOFR + 3.61%), 8.92%, 10/15/34		250	241,709
Series 2021-3A, Class E, (3-mo. CME Term SOFR + 7.11%), 12.42%, 10/15/34		250	242,498

Total Asset-Backed Securities — 17.6% (Cost: $98,137,336)			96,226,330

Corporate Bonds

Aerospace & Defense — 2.6%
Amsted Industries, Inc., 5.63%, 07/01/27(b)		30	28,275
Boeing Co.
2.95%, 02/01/30		800	673,047
3.60%, 05/01/34		550	444,807
Bombardier, Inc.(b)
7.50%, 03/15/25		15	14,938
7.13%, 06/15/26(e)		548	530,935
7.88%, 04/15/27(e)		395	385,420
6.00%, 02/15/28(e)		667	605,100
7.50%, 02/01/29		303	287,537
7.45%, 05/01/34		100	113,284
Embraer Netherlands Finance BV, 7.00%, 07/28/30(b)		263	260,127
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26(b)(e)		200	185,898
L3Harris Technologies, Inc.
2.90%, 12/15/29		1,200	1,021,806
1.80%, 01/15/31		300	229,144
Lockheed Martin Corp., 3.80%, 03/01/45		800	613,170
Northrop Grumman Corp.
4.70%, 03/15/33		400	373,450
3.85%, 04/15/45		850	632,873
Rolls-Royce PLC, 5.75%, 10/15/27(b)		400	385,943
RTX Corp.
2.38%, 03/15/32		1,000	772,119
5.15%, 02/27/33		900	852,269
4.50%, 06/01/42		300	245,417
Spirit AeroSystems, Inc.(b)
7.50%, 04/15/25		22	21,579
9.38%, 11/30/29		344	350,066
TransDigm, Inc.
6.25%, 03/15/26(b)(e)		3,115	3,060,739
6.75%, 08/15/28(b)		1,355	1,333,982
6.88%, 12/15/30		121	118,646
Triumph Group, Inc., 9.00%, 03/15/28(b)		631	623,937

			14,164,508

Air Freight & Logistics — 0.0%
XPO Escrow Sub LLC, 7.50%, 11/15/27(b)		60	60,662

Automobile Components — 0.6%
Aptiv PLC, 4.40%, 10/01/46		465	331,346
Clarios Global LP, 6.75%, 05/15/25(b)		237	235,216
Clarios Global LP/Clarios U.S. Finance Co.
4.38%, 05/15/26(d)	EUR	200	202,968
6.25%, 05/15/26(b)(e)	USD	537	525,424

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Automobile Components (continued)
Clarios Global LP/Clarios U.S. Finance Co. (continued)
8.50%, 05/15/27(b)	USD	1,287	$1,283,308
6.75%, 05/15/28(b)		366	357,307
Dana Financing Luxembourg SARL, 8.50%, 07/15/31(d)	EUR	100	106,938
Dealer Tire LLC/DT Issuer LLC, Series B, 8.00%, 02/01/28(b)	USD	111	104,063
Forvia SE, 3.75%, 06/15/28(d)	EUR	100	94,842
Goodyear Tire & Rubber Co., 5.63%, 04/30/33	USD	81	66,291
ZF Finance GmbH, 3.75%, 09/21/28(d)	EUR	100	94,845

			3,402,548

Automobiles — 1.1%
Arko Corp., 5.13%, 11/15/29(b)	USD	123	99,204
Asbury Automotive Group, Inc., 4.50%, 03/01/28		10	8,952
Ford Motor Co.
6.10%, 08/19/32(e)		304	286,342
4.75%, 01/15/43		2,000	1,459,883
Ford Motor Credit Co. LLC
2.75%, 06/14/24	GBP	100	117,886
6.80%, 05/12/28	USD	389	388,550
7.35%, 03/06/30		600	607,607
7.20%, 06/10/30		236	237,180
3.63%, 06/17/31		300	242,416
General Motors Co., 6.25%, 10/02/43(e)		2,506	2,245,230
LCM Investments Holdings II LLC, 8.25%, 08/01/31(b)		172	167,084
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)		120	98,757
RCI Banque SA, (5-year EUR Swap + 2.85%), 2.63%, 02/18/30(a)(d)	EUR	100	99,113

			6,058,204

Banks — 1.3%
Banco Bilbao Vizcaya Argentaria SA, (5-year USD Swap + 3.87%), 6.13%(a)(f)	USD	2,000	1,650,695
Banco BPM SpA, (3-mo. EURIBOR + 2.80%), 6.00%, 06/14/28	EUR	150	158,005
Banco de Sabadell SA, (1-year EUR Swap + 2.40%), 5.25%, 02/07/29(a)(d)		100	103,643
Bangkok Bank PCL, (5-year CMT + 4.73%), 5.00%	USD	500	469,115
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26(d)		252	231,840
Bank of Communications Co. Ltd., (5-year CMT + 3.35%), 3.80%(a)(d)(f)		518	491,494
Credit Suisse AG/New York, 5.00%, 07/09/27		900	864,519
Freedom Mortgage Corp., 12.00%, 10/01/28(b)		64	65,078
Krung Thai Bank PCL, (5-year CMT + 3.53%), 4.40%(a)(d)(f)		252	226,606
Standard Chartered PLC, (5-year USD ICE Swap + 1.97%), 4.87%, 03/15/33(a)(b)		500	445,630
Wells Fargo & Co.(a)
(1-day SOFR + 2.02%), 5.39%, 04/24/34		1,124	1,050,836
(1-day SOFR + 2.53%), 3.07%, 04/30/41(e)		2,250	1,511,671

			7,269,132

Beverages — 1.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46(e)		4,600	4,009,102
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(b)(g)		701	528,863
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(b) 6.00%, 06/15/27		372	357,480

Security		Par (000)	Value

Beverages (continued)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(b) (continued) 4.00%, 09/01/29(e)	USD	866	$677,707
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25%, 04/30/25(b)		200	194,950
2.13%, 08/15/26(d)	EUR	200	187,408
5.25%, 08/15/27(b)	USD	202	168,568
Ball Corp., 6.00%, 06/15/29(e)		129	125,236
Keurig Dr. Pepper, Inc., 2.25%, 03/15/31		400	314,738
Mauser Packaging Solutions Holding Co.(b)
7.88%, 08/15/26(e)		1,876	1,809,844
9.25%, 04/15/27		66	57,690
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/27(b)		27	26,322
Trivium Packaging Finance BV(b)
5.50%, 08/15/26		305	284,392
8.50%, 08/15/27		536	489,842

			9,232,142

Biotechnology — 0.6%
Amgen, Inc.
4.20%, 03/01/33		1,000	889,073
5.25%, 03/02/33(e)		600	573,576
4.40%, 05/01/45		650	515,033
Baxalta, Inc., 5.25%, 06/23/45		500	445,341
Cidron Aida Finco SARL, 5.00%, 04/01/28(d)	EUR	100	95,478
Gilead Sciences, Inc., 4.80%, 04/01/44	USD	1,000	871,941

			3,390,442

Broadline Retail — 0.2%
Amazon.com, Inc., 4.05%, 08/22/47(e)		1,500	1,205,386
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26(b)		44	41,277

			1,246,663

Building Materials — 0.5%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28(b)		146	140,839
Emerald Debt Merger Sub LLC
6.38%, 12/15/30(b)	EUR	110	115,872
6.38%, 12/15/30(d)		100	105,338
6.63%, 12/15/30(b)	USD	1,603	1,543,168
Jeld-Wen, Inc., 4.63%, 12/15/25(b)		126	120,981
Masonite International Corp., 5.38%, 02/01/28(b)		17	15,812
New Enterprise Stone & Lime Co., Inc.(b)
5.25%, 07/15/28		55	49,350
9.75%, 07/15/28		26	25,675
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28(b)		262	241,947
Standard Industries, Inc.(b) 5.00%, 02/15/27		157	145,531
4.75%, 01/15/28		62	55,923
4.38%, 07/15/30		170	140,794
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(b)		19	17,252

			2,718,482

Building Products — 1.2%
Advanced Drainage Systems, Inc.(b)
5.00%, 09/30/27		215	200,849
6.38%, 06/15/30		247	237,231
Beacon Roofing Supply, Inc.(b)
4.13%, 05/15/29		86	73,530

5

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Building Products (continued)
Beacon Roofing Supply, Inc.(b) (continued)
6.50%, 08/01/30	USD	174	$168,625
Foundation Building Materials, Inc., 6.00%, 03/01/29(b)		47	39,116
GYP Holdings III Corp., 4.63%, 05/01/29(b)		138	118,877
Home Depot, Inc., 5.88%, 12/16/36		1,660	1,710,526
HT Troplast GmbH, 9.38%, 07/15/28	EUR	100	106,402
Lowe’s Cos., Inc.
1.70%, 10/15/30	USD	800	613,449
5.00%, 04/15/33(e)		1,000	941,188
4.38%, 09/15/45		1,000	770,255
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26(b)		56	52,368
SRS Distribution, Inc.(b) 4.63%, 07/01/28		231	199,562
6.13%, 07/01/29(e)		347	295,524
6.00%, 12/01/29(e)		477	400,680
White Cap Buyer LLC, 6.88%, 10/15/28(b)(e)		861	760,961
White Cap Parent LLC, (8.25% Cash or 9.00% PIK), 8.25%, 03/15/26(b)(g)		136	131,217

			6,820,360

Capital Markets — 1.4%
Ares Capital Corp., 7.00%, 01/15/27		95	94,999
Blackstone Private Credit Fund 7.05%, 09/29/25		56	56,086
3.25%, 03/15/27		53	46,037
Blue Owl Capital Corp. 3.75%, 07/22/25		129	120,864
3.40%, 07/15/26		46	41,242
Blue Owl Credit Income Corp. 3.13%, 09/23/26		31	27,249
7.75%, 09/16/27		215	213,271
Charles Schwab Corp., Series H, (10-year CMT + 3.08%), 4.00%(a)(f)		3,000	2,116,713
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)(e)		129	112,783
FMR LLC, 4.95%, 02/01/33(b)		2,300	2,072,834
GLP Capital LP/GLP Financing II, Inc., 3.25%, 01/15/32		379	294,138
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.25%, 05/15/26(e)		135	125,421
5.25%, 05/15/27		417	366,535
4.38%, 02/01/29		236	188,720
NFP Corp.(b) 4.88%, 08/15/28		306	269,389
6.88%, 08/15/28		923	790,714
7.50%, 10/01/30		74	71,064
Northern Trust Corp., 6.13%, 11/02/32		95	93,803
Raymond James Financial, Inc., 4.95%, 07/15/46		400	331,097
SURA Asset Management SA, 4.88%, 04/17/24(d)		178	175,130

			7,608,089

Chemicals — 0.9%
Avient Corp., 7.13%, 08/01/30(b)		74	72,697
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)		198	164,853
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(b)		242	224,862
Braskem Idesa SAPI, 6.99%, 02/20/32(b)		200	120,018
Celanese U.S. Holdings LLC 6.35%, 11/15/28		98	96,768
6.55%, 11/15/30		91	89,055

Security		Par (000)	Value

Chemicals (continued)
Celanese U.S. Holdings LLC (continued) 6.70%, 11/15/33	USD	130	$126,544
Chemours Co.(b) 5.75%, 11/15/28		31	26,905
4.63%, 11/15/29		118	94,925
Element Solutions, Inc., 3.88%, 09/01/28(b)		859	741,306
HB Fuller Co., 4.25%, 10/15/28		74	65,298
Herens Holdco SARL, 4.75%, 05/15/28(b)		200	155,293
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)(e)		220	207,779
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(b)(g)		176	128,480
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29(b)		90	74,826
Olympus Water U.S. Holding Corp. 9.63%, 11/15/28(d)	EUR	100	105,455
9.75%, 11/15/28(b)	USD	563	561,783
Sasol Financing USA LLC, 6.50%, 09/27/28		200	178,154
SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, 11/01/26(b)(e)		200	182,744
Sherwin-Williams Co., 4.50%, 06/01/47		350	279,885
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)		311	249,245
WESCO Distribution, Inc.(b) 7.13%, 06/15/25		117	117,276
7.25%, 06/15/28(e)		340	341,650
WR Grace Holdings LLC(b) 4.88%, 06/15/27		105	96,331
5.63%, 08/15/29(e)		589	476,354
7.38%, 03/01/31		152	147,361

			5,125,847

Commercial Services & Supplies — 1.0%
ADT Security Corp.(b) 4.13%, 08/01/29		19	16,067
4.88%, 07/15/32		39	32,565
Albion Financing 1 SARL/Aggreko Holdings, Inc., 6.13%, 10/15/26(b)		200	188,898
APX Group, Inc.(b) 6.75%, 02/15/27		123	118,108
5.75%, 07/15/29		181	152,514
Ashtead Capital, Inc., Series B, 5.95%, 10/15/33(b)		250	237,339
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28(d)	EUR	100	88,410
Cablevision Lightpath LLC, 3.88%, 09/15/27(b)	USD	220	183,700
Fortress Transportation and Infrastructure Investors LLC(b) 6.50%, 10/01/25		411	403,949
9.75%, 08/01/27		219	226,521
5.50%, 05/01/28(e)		286	259,284
Garda World Security Corp., 9.50%, 11/01/27(b)		46	43,981
Herc Holdings, Inc., 5.50%, 07/15/27(b)(e)		360	340,436
Hertz Corp.(b) 4.63%, 12/01/26		85	75,331
5.00%, 12/01/29		70	54,805
LABL, Inc., 9.50%, 11/01/28(b)		301	308,525
Metis Merger Sub LLC, 6.50%, 05/15/29(b)		82	69,267
NESCO Holdings II, Inc., 5.50%, 04/15/29(b)		146	128,115
Prime Security Services Borrower LLC/Prime Finance, Inc.(b) 5.75%, 04/15/26		209	202,765
6.25%, 01/15/28(e)		216	200,052

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)(e)	USD	400	$321,000
United Rentals North America, Inc., 6.00%, 12/15/29(b)		1,157	1,126,514
Verisure Holding AB, 9.25%, 10/15/27(d)	EUR	100	112,069
Williams Scotsman International, Inc., 6.13%, 06/15/25(b)	USD	175	173,250
Williams Scotsman, Inc., 7.38%, 10/01/31		199	197,914

			5,261,379

Communications Equipment — 0.2%
CommScope Technologies LLC, 6.00%, 06/15/25(b)(e)		365	347,463
CommScope, Inc., 4.75%, 09/01/29(b)		310	228,019
Viasat, Inc. 5.63%, 09/15/25(b)		430	397,212
5.63%, 04/15/27(b)		68	58,913
7.50%, 05/30/31		33	21,797

			1,053,404

Construction & Engineering — 0.8%
Brand Industrial Services, Inc., 10.38%, 08/01/30		805	806,239
ITR Concession Co. LLC, 4.20%, 07/15/25(b)		4,000	3,821,957

			4,628,196

Construction Materials(b) — 0.1%
BCPE Empire Holdings, Inc., 7.63%, 05/01/27		210	199,443
Resideo Funding, Inc., 4.00%, 09/01/29		42	34,507
Ritchie Bros Holdings, Inc., 6.75%, 03/15/28		56	55,871

			289,821

Consumer Discretionary — 1.1%
Carnival Corp.(b) 7.63%, 03/01/26(e)		103	100,197
5.75%, 03/01/27		553	500,589
9.88%, 08/01/27		127	132,578
4.00%, 08/01/28		159	137,865
6.00%, 05/01/29(e)		451	384,695
7.00%, 08/15/29		104	102,547
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28(b)		1,306	1,400,383
CoreLogic, Inc., 4.50%, 05/01/28(b)(e)		569	431,746
Life Time, Inc.(b) 5.75%, 01/15/26		167	161,820
8.00%, 04/15/26		178	174,885
Lindblad Expeditions LLC, 6.75%, 02/15/27(b)		208	194,740
NCL Corp. Ltd.(b) 5.88%, 03/15/26		141	130,177
8.38%, 02/01/28		95	96,365
7.75%, 02/15/29		46	42,694
NCL Finance Ltd., 6.13%, 03/15/28(b)(e)		177	156,203
Neptune Bidco U.S., Inc., 9.29%, 04/15/29(b)		59	53,413
Royal Caribbean Cruises Ltd.(b) 11.50%, 06/01/25		29	30,613
5.50%, 08/31/26		93	87,783
5.38%, 07/15/27		44	40,722
11.63%, 08/15/27		124	134,527
5.50%, 04/01/28		121	110,956
8.25%, 01/15/29		136	140,343
9.25%, 01/15/29		231	244,037
7.25%, 01/15/30		217	215,067
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26(d)	EUR	88	90,197
Viking Cruises Ltd.(b) 5.88%, 09/15/27	USD	95	86,707

Security		Par (000)	Value

Consumer Discretionary (continued)
Viking Cruises Ltd.(b) (continued) 7.00%, 02/15/29	USD	34	$31,280
9.13%, 07/15/31		445	445,205
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)		111	100,455

			5,958,789

Consumer Finance — 0.9%
Block, Inc. 2.75%, 06/01/26		446	401,131
3.50%, 06/01/31(e)		497	390,424
Capital One Financial Corp.(a)
(1-day SOFR + 2.60%), 5.82%, 02/01/34		440	396,528
(1-day SOFR + 2.86%), 6.38%, 06/08/34		70	66,060
GTCR W-2 Merger Sub LLC, 7.50%, 01/15/31(b)(h)		909	910,273
Moody’s Corp., Series R186, 2.75%, 08/19/41		350	227,564
Navient Corp. 6.13%, 03/25/24		51	50,727
5.88%, 10/25/24		39	38,385
5.50%, 03/15/29		30	25,200
9.38%, 07/25/30		101	99,611
OneMain Finance Corp. 6.88%, 03/15/25		53	52,580
7.13%, 03/15/26(e)		168	164,536
3.50%, 01/15/27		116	99,325
6.63%, 01/15/28		165	152,240
9.00%, 01/15/29		19	18,939
5.38%, 11/15/29		42	35,175
4.00%, 09/15/30		130	97,546
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(b)		395	372,430
Shift4 Payments, Inc., 0.00%, 12/15/25(i)(j)		112	110,208
Verscend Escrow Corp., 9.75%, 08/15/26(b)(e)		1,355	1,355,236

			5,064,118

Consumer Staples Distribution & Retail — 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b) 3.25%, 03/15/26		41	37,977
7.50%, 03/15/26		65	65,900
4.63%, 01/15/27		111	104,808
5.88%, 02/15/28		219	210,783
6.50%, 02/15/28		109	107,733
3.50%, 03/15/29		198	168,812
4.88%, 02/15/30(e)		241	217,147
Bellis Acquisition Co. PLC, 3.25%, 02/16/26(d)	GBP	100	105,936
Darling Ingredients, Inc., 6.00%, 06/15/30(b)(e)	USD	221	209,228
Kraft Heinz Foods Co. 5.00%, 06/04/42		500	433,034
4.38%, 06/01/46		200	155,848
Lamb Weston Holdings, Inc.(b) 4.88%, 05/15/28		229	211,217
4.13%, 01/31/30		90	76,963
4.38%, 01/31/32		75	62,830
Performance Food Group, Inc.(b) 5.50%, 10/15/27		28	26,528
4.25%, 08/01/29		95	82,065
Post Holdings, Inc.(b) 4.63%, 04/15/30		159	136,148
4.50%, 09/15/31		9	7,491

7

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Consumer Staples Distribution & Retail (continued)
U.S. Foods, Inc. 6.88%, 09/15/28	USD	123	$122,742
4.75%, 02/15/29(b)		129	115,296
4.63%, 06/01/30(b)		27	23,458
7.25%, 01/15/32(b)		148	147,851
United Natural Foods, Inc., 6.75%, 10/15/28(b)		24	18,295

			2,848,090

Containers & Packaging — 0.4%
Clydesdale Acquisition Holdings, Inc.(b) 6.63%, 04/15/29		488	453,736
8.75%, 04/15/30		382	327,626
International Paper Co., 6.00%, 11/15/41		870	835,725
LABL, Inc., 5.88%, 11/01/28(b)		81	72,715
OI European Group BV, 6.25%, 05/15/28	EUR	100	107,459
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/31(b)	USD	158	154,445
Sealed Air Corp., 5.00%, 04/15/29(b)		38	34,167
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 02/01/28(b)		122	118,159

			2,104,032

Diversified Consumer Services — 0.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)(e) 6.63%, 07/15/26		415	393,229
9.75%, 07/15/27		249	222,709
6.00%, 06/01/29		898	669,448
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL(b) 4.63%, 06/01/28		400	332,079
4.63%, 06/01/28(e)		329	274,175
Clarivate Science Holdings Corp.(b) 3.88%, 07/01/28		653	565,302
4.88%, 07/01/29(e)		393	334,973
Garda World Security Corp.(b) 4.63%, 02/15/27		88	80,525
7.75%, 02/15/28		370	362,749
Graham Holdings Co., 5.75%, 06/01/26(b)		27	26,055
Macquarie Airfinance Holdings Ltd., 8.13%, 03/30/29		114	114,154
Sotheby’s, 7.38%, 10/15/27(b)(e)		465	427,994

			3,803,392

Diversified REITs — 2.0%
Alexandria Real Estate Equities, Inc. 4.75%, 04/15/35		140	123,089
4.00%, 02/01/50		550	383,637
American Tower Corp., 2.90%, 01/15/30(e)		1,500	1,246,228
Crown Castle, Inc. 2.10%, 04/01/31		1,000	762,862
2.90%, 04/01/41		350	224,678
Equinix, Inc., 2.50%, 05/15/31		500	390,300
ERP Operating LP, 4.50%, 06/01/45		1,155	882,921
Healthpeak OP LLC, 4.00%, 06/01/25(e)		2,000	1,939,473
Iron Mountain, Inc.(b) 7.00%, 02/15/29		384	375,565
5.63%, 07/15/32		62	53,525
MPT Operating Partnership LP/MPT Finance Corp. 2.50%, 03/24/26	GBP	200	184,840
4.63%, 08/01/29(e)	USD	292	206,813
3.50%, 03/15/31		422	263,526
Prologis LP, 4.63%, 01/15/33(e)		1,000	925,193

Security		Par (000)	Value

Diversified REITs (continued)
RHP Hotel Properties LP/RHP Finance Corp. 4.75%, 10/15/27	USD	145	$131,950
7.25%, 07/15/28		223	219,096
Service Properties Trust, 7.50%, 09/15/25		64	62,876
Simon Property Group LP, 4.75%, 03/15/42		1,670	1,345,424
Ventas Realty LP, 4.13%, 01/15/26		870	832,662
VICI Properties LP, 4.95%, 02/15/30		138	126,266

			10,680,924

Diversified Telecommunication Services — 2.4%
Altice Financing SA(b) 5.13%, 07/15/29		544	386,733
5.75%, 08/15/29		671	549,907
AT&T, Inc. 6.38%, 03/01/41		520	508,119
5.15%, 03/15/42		1,200	1,037,031
4.75%, 05/15/46(e)		1,500	1,184,916
Cellnex Telecom SA, 2.13%, 08/11/30	EUR	100	100,496
Level 3 Financing, Inc.(b) 3.40%, 03/01/27	USD	689	645,166
4.63%, 09/15/27		656	471,774
3.63%, 01/15/29		68	38,080
10.50%, 05/15/30		686	690,519
Lumen Technologies, Inc., 4.00%, 02/15/27(b)		329	216,630
SoftBank Group Corp.(d) 3.13%, 09/19/25	EUR	100	99,126
3.88%, 07/06/32		100	80,606
Telecom Italia Capital SA 6.38%, 11/15/33	USD	3	2,601
6.00%, 09/30/34		212	176,762
7.20%, 07/18/36		50	44,489
7.72%, 06/04/38		95	86,925
Telecom Italia SpA/Milano, 6.88%, 02/15/28(d)	EUR	100	106,269
Verizon Communications, Inc., 6.55%, 09/15/43(e)	USD	5,000	5,155,323
Zayo Group Holdings, Inc.(b)(e) 4.00%, 03/01/27		1,641	1,217,434
6.13%, 03/01/28		647	415,840

			13,214,746

Education — 0.1%
Grand Canyon University, 5.13%, 10/01/28		702	637,795

Electric Utilities — 4.8%
Baltimore Gas and Electric Co. 3.50%, 08/15/46		800	545,312
3.75%, 08/15/47		500	356,054
CenterPoint Energy Houston Electric LLC, Series AI, 4.45%, 10/01/32		750	689,085
Cleveland Electric Illuminating Co., 5.95%, 12/15/36		434	410,107
Comision Federal de Electricidad, 4.88%, 01/15/24		200	198,324
Duke Energy Carolinas LLC 6.10%, 06/01/37		640	635,012
6.00%, 01/15/38		1,675	1,661,260
Duke Energy Florida LLC 6.35%, 09/15/37		2,775	2,836,239
6.40%, 06/15/38		770	796,200
E.ON International Finance BV, 6.65%, 04/30/38(b)		2,000	2,014,395
Electricite de France SA(b) 5.60%, 01/27/40(e)		2,800	2,507,383
(5-year CMT + 5.41%), 9.13%(a)(f)		200	208,347
Eversource Energy, 2.55%, 03/15/31		350	278,704
Mong Duong Finance Holdings BV, 5.13%, 05/07/29		576	521,194

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electric Utilities (continued)
NextEra Energy Operating Partners LP, 3.88%, 10/15/26(b)	USD	77	$69,717
Ohio Power Co., Series D, 6.60%, 03/01/33(e)		3,000	3,111,156
Oncor Electric Delivery Co. LLC
4.15%, 06/01/32		1,000	910,560
4.55%, 09/15/32(e)		1,000	921,794
San Diego Gas & Electric Co.
4.95%, 08/15/28		1,565	1,523,529
Series VVV, 1.70%, 10/01/30		750	578,942
Southern California Edison Co., 5.63%, 02/01/36		1,300	1,221,681
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(d)		211	202,108
Talen Energy Supply LLC, 8.63%, 06/01/30(b)		91	93,284
TransAlta Corp., 7.75%, 11/15/29		77	77,963
Virginia Electric and Power Co., Series A, 6.00%, 05/15/37(e)		3,920	3,885,281
Vistra Operations Co. LLC(b)
5.50%, 09/01/26		12	11,443
5.00%, 07/31/27		12	11,033

			26,276,107

Electrical Equipment — 0.3%
Eaton Corp., 4.15%, 11/02/42		500	406,662
Gates Global LLC/Gates Corp., 6.25%, 01/15/26(b)		326	317,683
Regal Rexnord Corp.(b)
6.05%, 04/15/28		411	399,766
6.30%, 02/15/30		145	140,066
6.40%, 04/15/33		150	144,481

			1,408,658

Electronic Equipment, Instruments & Components — 0.4%
Coherent Corp., 5.00%, 12/15/29(b)(e)		205	177,743
Corning, Inc., 4.38%, 11/15/57(e)		2,000	1,502,982
Imola Merger Corp., 4.75%, 05/15/29(b)		40	35,056
Vertiv Group Corp., 4.13%, 11/15/28(b)		330	290,074

			2,005,855

Energy Equipment & Services — 0.4%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.88%, 04/01/27		246	237,966
6.25%, 04/01/28		347	323,065
Halliburton Co., 5.00%, 11/15/45(e)		500	423,843
Oceaneering International, Inc., 6.00%, 02/01/28(b)(h)		45	42,393
Patterson-UTI Energy, Inc., 7.15%, 10/01/33		65	65,234
Shelf Drilling Holdings, 9.63%, 04/15/29(h)		200	197,750
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26		315	308,556
6.88%, 09/01/27		100	96,945
Vallourec SA, 8.50%, 06/30/26(d)	EUR	23	24,317
Weatherford International Ltd.(b)
6.50%, 09/15/28	USD	119	119,012
8.63%, 04/30/30(e)		220	221,684

			2,060,765

Environmental, Maintenance & Security Service — 0.3%
Clean Harbors, Inc., 6.38%, 02/01/31(b)		77	74,873
Covanta Holding Corp.
4.88%, 12/01/29(b)		92	75,477
5.00%, 09/01/30		48	38,304
GFL Environmental, Inc.(b)
3.75%, 08/01/25		120	113,746

Security		Par (000)	Value

Environmental, Maintenance & Security Service (continued)
GFL Environmental, Inc.(b) (continued)
4.00%, 08/01/28	USD	174	$152,035
3.50%, 09/01/28		111	95,561
4.75%, 06/15/29(e)		148	131,558
4.38%, 08/15/29		252	218,890
Tervita Corp., 11.00%, 12/01/25(b)		77	80,501
Waste Management, Inc., 2.95%, 06/01/41		350	240,122
Waste Pro USA, Inc., 5.50%, 02/15/26(b)		570	532,252

			1,753,319

Financial Services — 5.2%
Acuris Finance U.S., Inc./Acuris Finance SARL, 5.00%, 05/01/28(b)		272	223,720
Aircastle Ltd., 6.50%, 07/18/28(b)		92	90,222
ASG Finance Designated Activity Co., 7.88%, 12/03/24(b)		200	194,334
Bank of America Corp., (3-mo. CME Term SOFR + 1.57%), 4.27%, 07/23/29(a)(e)		4,000	3,686,577
Barclays PLC, (1-year CMT + 1.05%), 2.28%, 11/24/27(a)(e)		3,000	2,643,199
BNP Paribas SA(a)(b)(f)
(5-year CMT + 3.34%), 4.63%		2,000	1,420,152
(5-year CMT + 4.35%), 8.50%		265	259,256
Castlelake Aviation Finance DAC, 5.00%, 04/15/27(b)		23	21,007
Citigroup, Inc.(a)
(1-day SOFR + 2.34%), 6.27%, 11/17/33(e)		1,567	1,562,367
(1-day SOFR + 2.66%), 6.17%, 05/25/34		290	277,131
Credit Agricole SA, (5-year USD Swap + 4.90%), 7.88%(a)(b)(f)		1,000	992,500
Deutsche Bank AG, (1-day SOFR + 3.18%), 6.72%, 01/18/29(a)(e)		850	844,948
Freedom Mortgage Corp., 12.25%, 10/01/30		65	66,440
GGAM Finance Ltd.(b)
7.75%, 05/15/26		30	29,700
8.00%, 06/15/28		30	29,941
Global Aircraft Leasing Co. Ltd., (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24(b)(g)		225	214,094
Goldman Sachs Group, Inc.(a)
(3-mo. CME Term SOFR + 1.56%), 4.22%, 05/01/29(e)		4,000	3,700,116
Series R, (5-year CMT + 3.22%), 4.95%(f)		333	308,366
Home Point Capital, Inc., 5.00%, 02/01/26(b)		856	799,586
HSBC Holdings PLC
6.10%, 01/14/42		610	607,710
(5-year CMT + 3.25%), 4.70%(a)(f)		275	206,555
(5-year USD ICE Swap + 4.37%), 6.38%(a)(f)		1,000	960,605
ION Trading Technologies SARL, 5.75%, 05/15/28(b)		200	174,384
Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.00%, 08/15/28(b)		220	185,241
JPMorgan Chase & Co.(a)
(1-day SOFR + 1.18%), 2.55%, 11/08/32		1,000	773,894
(1-day SOFR + 2.08%), 4.91%, 07/25/33		1,381	1,270,589
(3-mo. CME Term SOFR + 1.42%), 3.70%, 05/06/30		1,000	891,881
(3-mo. CME Term SOFR + 2.46%), 3.11%, 04/22/41		800	555,995
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(b)
5.25%, 10/01/25		30	28,884
4.25%, 02/01/27		42	36,734
4.75%, 06/15/29		46	37,159
Lloyds Banking Group PLC, (5-year CMT + 4.82%), 6.75%(a)(f)		595	547,261

9

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Financial Services (continued)
Morgan Stanley, (1-day SOFR + 1.73%), 5.12%, 02/01/29(a)(e)	USD	3,000	$2,889,047
Nationstar Mortgage Holdings, Inc.(b) 6.00%, 01/15/27		33	31,182
5.75%, 11/15/31		78	64,523
NatWest Group PLC, (1-year CMT + 2.27%), 5.52%, 09/30/28(a)		1,000	967,615
Permian Resources Operating LLC, 7.00%, 01/15/32		115	113,414
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(b) 2.88%, 10/15/26		579	509,920
3.88%, 03/01/31		55	43,855
4.00%, 10/15/33		56	42,290
Spectrum Brands, Inc.(b) 5.00%, 10/01/29		53	48,023
5.50%, 07/15/30		104	94,297

			28,444,714

Food Products — 0.4%
Aramark International Finance SARL, 3.13%, 04/01/25(d)	EUR	100	103,674
Aramark Services, Inc.(b) 5.00%, 04/01/25	USD	73	71,752
6.38%, 05/01/25		14	14,223
5.00%, 02/01/28(e)		541	500,335
B&G Foods, Inc., 8.00%, 09/15/28		71	71,097
BRF SA, 4.88%, 01/24/30(d)		200	161,250
Chobani LLC/Chobani Finance Corp., Inc.(b) 7.50%, 04/15/25(e)		803	795,436
4.63%, 11/15/28		466	411,003
Darling Global Finance BV, 3.63%, 05/15/26(d)	EUR	100	102,293

			2,231,063

Ground Transportation — 1.2%
Burlington Northern Santa Fe LLC, 5.75%, 05/01/40	USD	1,890	1,876,250
Danaos Corp., 8.50%, 03/01/28(b)		100	101,122
Forward Air Corp., 9.50%, 10/15/31(h)		231	230,838
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(b)		2,258	2,150,814
Norfolk Southern Corp., 2.30%, 05/15/31		1,800	1,442,913
Union Pacific Corp. 3.38%, 02/14/42		350	256,997
3.84%, 03/20/60		800	560,677

			6,619,611

Health Care Equipment & Supplies — 0.7%
Avantor Funding, Inc. 2.63%, 11/01/25(d)	EUR	100	100,881
4.63%, 07/15/28(b)(e)	USD	379	345,526
3.88%, 11/01/29(b)		17	14,529
Bausch & Lomb Escrow Corp., 8.38%, 10/01/28(b)		769	771,284
Becton Dickinson & Co. 4.30%, 08/22/32		750	678,160
4.69%, 12/15/44		600	504,287
Embecta Corp., 6.75%, 02/15/30(b)		26	21,255
Garden Spinco Corp., 8.63%, 07/20/30(b)		136	141,964
Thermo Fisher Scientific, Inc. 5.09%, 08/10/33		495	478,639
5.30%, 02/01/44(e)		1,000	938,149

			3,994,674

Health Care Providers & Services — 1.9%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28(b)		37	34,409

Security		Par (000)	Value

Health Care Providers & Services (continued)
AdaptHealth LLC(b) 6.13%, 08/01/28	USD	49	$42,295
5.13%, 03/01/30		18	13,939
Aetna, Inc., 4.50%, 05/15/42		575	454,346
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		219	183,960
CHS/Community Health Systems, Inc.(b) 5.63%, 03/15/27		92	78,910
6.00%, 01/15/29		332	268,117
5.25%, 05/15/30(e)		515	391,491
4.75%, 02/15/31(e)		355	251,241
Elevance Health, Inc., 4.65%, 08/15/44		1,500	1,241,049
Encompass Health Corp., 4.75%, 02/01/30		217	191,978
HCA, Inc., 5.50%, 06/15/47		1,090	930,381
HealthEquity, Inc., 4.50%, 10/01/29(b)		355	305,788
IQVIA, Inc., 6.50%, 05/15/30(b)		200	195,754
LifePoint Health, Inc. 9.88%, 08/15/30		229	221,702
11.00%, 10/15/30(h)		251	251,000
Medline Borrower LP(b)(e) 3.88%, 04/01/29		281	237,564
5.25%, 10/01/29		905	782,188
ModivCare, Inc., 5.88%, 11/15/25(b)		224	212,925
Molina Healthcare, Inc.(b) 4.38%, 06/15/28		32	28,673
3.88%, 11/15/30		122	100,968
3.88%, 05/15/32		13	10,426
Northwell Healthcare, Inc., 4.26%, 11/01/47		725	543,827
Prime Healthcare Services, Inc., 7.25%, 11/01/25(b)		30	27,739
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/26(b)		59	57,118
Surgery Center Holdings, Inc., 6.75%, 07/01/25(b)(e)		189	187,582
Teleflex, Inc., 4.63%, 11/15/27		14	12,845
Tenet Healthcare Corp. 4.88%, 01/01/26		193	184,900
6.25%, 02/01/27		123	119,014
5.13%, 11/01/27		79	73,520
4.63%, 06/15/28		55	49,508
6.13%, 10/01/28(e)		122	114,527
6.13%, 06/15/30		122	114,381
6.75%, 05/15/31(b)		550	530,459
UnitedHealth Group, Inc. 5.80%, 03/15/36		1,750	1,773,813
3.05%, 05/15/41		600	423,331

			10,641,668

Health Care Technology(b) — 0.3%
AthenaHealth Group, Inc., 6.50%, 02/15/30(e)		1,181	987,915
Catalent Pharma Solutions, Inc. 5.00%, 07/15/27		71	65,137
3.13%, 02/15/29		58	47,571
3.50%, 04/01/30(e)		260	214,063
Fortrea Holdings, Inc., 7.50%, 07/01/30(e)		132	128,438

			1,443,124

Hotels, Restaurants & Leisure — 1.9%
Accor SA, (5-year EUR Swap + 4.56%), 4.38%(a)(d)(f)	EUR	100	104,664
Boyd Gaming Corp., 4.75%, 12/01/27	USD	88	81,012
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(b) 3.88%, 01/15/28		39	34,985
4.38%, 01/15/28		214	192,888

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(b) (continued)
4.00%, 10/15/30	USD	41	$34,070
Caesars Entertainment, Inc.(b)
6.25%, 07/01/25		701	691,405
8.13%, 07/01/27(e)		626	628,984
4.63%, 10/15/29(e)		128	108,424
7.00%, 02/15/30		742	722,012
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(b)		103	102,565
CDI Escrow Issuer, Inc., 5.75%, 04/01/30(b)		418	377,629
Churchill Downs, Inc.(b)
5.50%, 04/01/27		244	232,579
4.75%, 01/15/28		207	186,723
6.75%, 05/01/31		263	248,535
Corvias Campus Living - USG LLC, 5.30%, 07/01/50		5,558	2,001,142
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(b)
4.63%, 01/15/29		85	72,037
6.75%, 01/15/30		46	37,495
Hilton Domestic Operating Co., Inc.(b)
5.75%, 05/01/28		112	108,273
3.75%, 05/01/29		99	85,616
4.00%, 05/01/31		79	66,413
3.63%, 02/15/32		38	30,635
Light & Wonder International, Inc., 7.50%, 09/01/31		121	119,591
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/28(b)		166	165,638
Lottomatica SpA, (3-mo. EURIBOR + 4.13%), 7.93%, 06/01/28(a)(d)	EUR	100	106,544
Melco Resorts Finance Ltd.(b)
4.88%, 06/06/25	USD	200	188,870
5.75%, 07/21/28		200	173,440
5.38%, 12/04/29		200	164,342
Merlin Entertainments Ltd., 5.75%, 06/15/26(b)		200	190,975
MGM China Holdings Ltd.
5.88%, 05/15/26(d)		450	426,411
4.75%, 02/01/27(b)		200	179,834
Ontario Gaming GTA LP, 8.00%, 08/01/30		110	110,000
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b)
5.63%, 09/01/29		63	48,510
5.88%, 09/01/31		79	58,262
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 03/01/30(b)		78	67,275
Scientific Games International, Inc.(b) 7.00%, 05/15/28(e)		100	98,291
7.25%, 11/15/29		96	94,080
Six Flags Entertainment Corp., 7.25%, 05/15/31(b)(e)		453	425,313
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(b)		65	64,835
Station Casinos LLC, 4.50%, 02/15/28(b)		123	107,297
Studio City Co. Ltd., 7.00%, 02/15/27(d)		200	188,416
Vail Resorts, Inc., 6.25%, 05/15/25(b)		105	104,434
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(b)(e)		125	116,274
Wynn Macau Ltd. 4.88%, 10/01/24(d)		200	194,100

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Wynn Macau Ltd. (continued)
5.63%, 08/26/28(b)(e)	USD	200	$172,500
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)
5.13%, 10/01/29		435	380,245
7.13%, 02/15/31(e)		230	218,321

			10,311,884

Household Durables — 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29(b)		141	116,053
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25(b)		173	166,703
Dream Finders Homes, Inc., 8.25%, 08/15/28		73	73,494
K Hovnanian Enterprises, Inc., 7.75%, 02/15/26(b)		29	29,560
SWF Escrow Issuer Corp., 6.50%, 10/01/29(b)(e)		223	142,653
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(b)		62	58,942
Tempur Sealy International, Inc., 3.88%, 10/15/31(b)		76	58,631
Tri Pointe Homes, Inc., 5.25%, 06/01/27		28	26,201

			672,237

Household Products — 0.0%
Central Garden & Pet Co.
5.13%, 02/01/28		35	32,641
4.13%, 10/15/30(e)		105	87,540

			120,181

Independent Power and Renewable Electricity Producers — 0.2%
Alexander Funding Trust II, 7.47%, 07/31/28(b)		105	105,138
Calpine Corp.(b)
5.13%, 03/15/28		92	81,920
5.00%, 02/01/31		41	33,152
Clearway Energy Operating LLC(b)
4.75%, 03/15/28		124	110,901
3.75%, 02/15/31		14	11,043
Greenko Dutch BV, 3.85%, 03/29/26(d)(e)		185	166,124
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26(d)		200	185,584
India Cleantech Energy, 4.70%, 08/10/26(b)		221	191,894
NRG Energy, Inc., 7.00%, 03/15/33(b)		150	144,926
SCC Power PLC(b)(g)
(4.00% Cash or 4.00% PIK), 4.00%, 05/17/32		136	14,710
(8.00% Cash or 4.00% PIK), 8.00%, 12/31/28		252	95,785

			1,141,177

Industrial Conglomerates — 0.4%
General Electric Co., 6.15%, 08/07/37		2,150	2,136,272

Insurance — 2.4%
Acrisure LLC/Acrisure Finance, Inc., 6.00%, 08/01/29(b)		82	68,908
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(b)
4.25%, 10/15/27		319	285,613
6.75%, 10/15/27(e)		1,303	1,211,805
6.75%, 04/15/28		397	383,127
5.88%, 11/01/29(e)		1,115	965,611
Aon Global Ltd., 4.60%, 06/14/44		500	403,229
Berkshire Hathaway Finance Corp., 4.40%, 05/15/42(e)		500	434,607
GTCR AP Finance, Inc., 8.00%, 05/15/27(b)		148	145,478

11

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Insurance (continued)
HUB International Ltd.(b)
7.00%, 05/01/26	USD	625	$623,626
7.25%, 06/15/30(e)		982	980,203
Jones Deslauriers Insurance Management, Inc.(b)
8.50%, 03/15/30		352	354,584
10.50%, 12/15/30		183	186,190
Liberty Mutual Group, Inc., 6.50%, 05/01/42(b)		2,000	1,825,107
Marsh & McLennan Cos., Inc., 5.88%, 08/01/33(e)		1,500	1,514,945
NFP Corp., 8.50%, 10/01/31		120	120,182
Progressive Corp., 3.00%, 03/15/32		750	628,311
Prudential Financial, Inc.
5.90%, 03/17/36		500	480,457
5.70%, 12/14/36		1,625	1,616,113
Ryan Specialty LLC, 4.38%, 02/01/30(b)		132	114,949
Teachers Insurance & Annuity Association of America, 4.27%, 05/15/47(b)		700	533,437

			12,876,482

Interactive Media & Services — 0.1%
Cablevision Lightpath LLC, 5.63%, 09/15/28(b)		200	153,487
iliad SA(d)
5.38%, 06/14/27	EUR	100	102,744
5.63%, 02/15/30		100	100,703
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 4.75%, 04/30/27(b)	USD	133	118,370

			475,304

Internet Software & Services — 0.4%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/01/27(b)		27	25,469
Match Group Holdings II LLC(b)
5.63%, 02/15/29		6	5,535
4.13%, 08/01/30		20	16,503
3.63%, 10/01/31(e)		134	105,742
Uber Technologies, Inc.
0.00%, 12/15/25(i)(j)		590	550,421
8.00%, 11/01/26(b)		156	157,834
7.50%, 09/15/27(b)(e)		330	332,740
6.25%, 01/15/28(b)		190	185,794
4.50%, 08/15/29(b)		588	525,588

			1,905,626

IT Services — 0.9%
Ahead DB Holdings LLC, 6.63%, 05/01/28(b)		99	83,623
CA Magnum Holdings, 5.38%, 10/31/26(b)		258	227,644
Camelot Finance SA, 4.50%, 11/01/26(b)		198	182,791
Central Parent LLC/CDK Global II LLC/CDK Financing Co, Inc., 8.00%, 06/15/29		270	269,001
Dun & Bradstreet Corp., 5.00%, 12/15/29(b)		464	400,032
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28(d)	EUR	100	105,646
Fidelity National Information Services, Inc., 4.50%, 08/15/46	USD	1,000	748,716
Fiserv, Inc., 4.40%, 07/01/49		500	383,019
International Business Machines Corp.
4.40%, 07/27/32		500	459,705
4.75%, 02/06/33		550	517,483
2.95%, 05/15/50(e)		750	448,879
KBR, Inc., 4.75%, 09/30/28(b)		136	119,680
McAfee Corp., 7.38%, 02/15/30(b)(e)		649	543,338
Presidio Holdings, Inc., 4.88%, 02/01/27(b)		32	29,583

Security		Par (000)	Value

IT Services (continued)
Twilio, Inc.
3.63%, 03/15/29	USD	117	$97,946
3.88%, 03/15/31(e)		214	174,000
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)		353	294,206

			5,085,292

Leisure Products — 0.1%
Acushnet Co., 7.38%, 10/15/28		55	55,412
Mattel, Inc. 6.20%, 10/01/40		194	172,790
5.45%, 11/01/41		59	48,665

			276,867

Life Sciences Tools & Services — 0.1%
Star Parent, Inc., 9.00%, 10/01/30		561	566,892

Machinery — 0.6%
Chart Industries, Inc.(b) 7.50%, 01/01/30(e)		445	447,438
9.50%, 01/01/31		66	70,145
GrafTech Global Enterprises, Inc., 9.88%, 12/15/28		192	181,920
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(b)(g)		241	238,595
Madison IAQ LLC, 5.88%, 06/30/29(b)(e)		232	186,816
OT Merger Corp., 7.88%, 10/15/29(b)		78	47,730
Terex Corp., 5.00%, 05/15/29(b)		110	98,508
Titan Acquisition Ltd./Titan Co.-Borrower LLC, 7.75%, 04/15/26(b)		544	533,120
TK Elevator Holdco GmbH 6.63%, 07/15/28(d)	EUR	91	83,731
7.63%, 07/15/28(b)(e)	USD	400	364,091
TK Elevator Midco GmbH, 4.38%, 07/15/27(d)	EUR	303	289,818
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)	USD	941	862,453

			3,404,365

Media — 4.4%
AMC Networks, Inc., 4.75%, 08/01/25		115	106,096
Bell Telephone Co. of Canada or Bell Canada,
Series US-4, 3.65%, 03/17/51		335	225,340
Cable One, Inc. 0.00%, 03/15/26(i)(j)		62	50,716
1.13%, 03/15/28(i)		336	249,984
4.00%, 11/15/30(b)		96	73,133
CCO Holdings LLC/CCO Holdings Capital Corp.(b) 5.13%, 05/01/27		228	212,431
5.00%, 02/01/28		95	86,273
6.38%, 09/01/29(e)		517	482,085
4.75%, 03/01/30		82	68,835
4.25%, 02/01/31		283	225,279
7.38%, 03/01/31(e)		1,050	1,014,120
4.75%, 02/01/32		241	192,800
4.25%, 01/15/34(e)		176	129,585
Charter Communications Operating LLC/Charter Communications Operating Capital 5.38%, 05/01/47		1,100	838,226
4.80%, 03/01/50		1,000	699,266
Clear Channel International BV, 6.63%, 08/01/25(b)		256	253,081
Clear Channel Outdoor Holdings, Inc. 5.13%, 08/15/27(b)(e)		438	388,941
7.75%, 04/15/28(b)(e)		237	189,224
9.00%, 09/15/28		501	496,160
7.50%, 06/01/29(b)		508	388,434

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
CMG Media Corp., 8.88%, 12/15/27(b)	USD	213	$166,719
Comcast Corp. 6.45%, 03/15/37		790	825,055
3.90%, 03/01/38		1,500	1,225,075
4.70%, 10/15/48(e)		3,000	2,537,379
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(b)		855	797,457
CSC Holdings LLC(b) 5.50%, 04/15/27		200	171,415
11.25%, 05/15/28		1,407	1,401,494
4.13%, 12/01/30(e)		400	283,086
4.50%, 11/15/31		206	145,802
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(b)(e)		149	131,743
Discovery Communications LLC, 3.45%, 03/15/25		210	201,850
DISH DBS Corp. 7.75%, 07/01/26(e)		343	257,250
5.25%, 12/01/26(b)		603	512,460
5.75%, 12/01/28(b)		192	147,600
5.13%, 06/01/29		34	18,849
DISH Network Corp., 11.75%, 11/15/27(b)		476	479,554
Frontier Communications Holdings LLC(b) 5.88%, 10/15/27		152	138,239
5.00%, 05/01/28		293	250,170
8.75%, 05/15/30		821	779,519
GCI LLC, 4.75%, 10/15/28(b)		72	62,100
Gray Television, Inc.(b) 5.88%, 07/15/26		123	110,513
7.00%, 05/15/27		93	79,980
Hughes Satellite Systems Corp., 5.25%, 08/01/26		59	53,052
Iliad Holding SASU, 6.50%, 10/15/26(b)		529	497,002
Interpublic Group of Cos., Inc., 5.40%, 10/01/48		500	425,153
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(b)(g)		179	52,900
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(b)		155	102,193
Live Nation Entertainment, Inc.(b) 5.63%, 03/15/26		11	10,561
6.50%, 05/15/27(e)		722	711,886
4.75%, 10/15/27(e)		345	315,891
Lorca Telecom Bondco SA, 4.00%, 09/18/27(d)	EUR	100	98,116
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27(b)	USD	108	99,900
Network i2i Ltd., (5-year CMT + 4.27%), 5.65%(a)(d)(f)		400	387,572
Nexstar Media, Inc., 5.63%, 07/15/27(b)		33	29,367
Outfront Media Capital LLC/Outfront Media Capital Corp.(b) 5.00%, 08/15/27(e)		203	178,860
4.25%, 01/15/29(e)		291	230,914
4.63%, 03/15/30		18	14,150
Radiate Holdco LLC/Radiate Finance, Inc.(b) 4.50%, 09/15/26		177	134,461
6.50%, 09/15/28		640	336,000
Sable International Finance Ltd., 5.75%, 09/07/27(b)		200	180,750
Sinclair Television Group, Inc., 4.13%, 12/01/30(b)(e)		221	137,035
Sirius XM Radio, Inc., 5.00%, 08/01/27(b)		403	368,100
Stagwell Global LLC, 5.63%, 08/15/29(b)		69	55,717
Summer BidCo BV, (9.00% Cash or 9.75% PIK), 9.00%, 11/15/25(d)(g)	EUR	119	120,524

Security		Par (000)	Value

Media (continued)
TCI Communications, Inc., 7.88%, 02/15/26	USD	610	$638,952
TEGNA, Inc., 4.75%, 03/15/26(b)		32	30,320
Univision Communications, Inc.(b) 5.13%, 02/15/25		36	35,088
6.63%, 06/01/27		37	34,459
8.00%, 08/15/28(e)		233	225,893
7.38%, 06/30/30(e)		120	109,668
UPC Broadband Finco BV, 4.88%, 07/15/31(b)		303	245,878
VZ Secured Financing BV, 3.50%, 01/15/32(d)	EUR	100	81,125
Walt Disney Co. 7.63%, 11/30/28	USD	385	424,325
5.40%, 10/01/43		500	466,339
Ziggo Bond Co. BV, 6.00%, 01/15/27(b)		150	137,324
Ziggo BV, 4.88%, 01/15/30(b)		200	162,931

			24,225,724

Metals & Mining — 1.0%
ABJA Investment Co. Pte. Ltd.(d) 5.95%, 07/31/24		250	248,625
5.45%, 01/24/28		200	195,112
Arsenal AIC Parent LLC, 8.00%, 10/01/30(b)		94	93,532
ATI, Inc. 5.88%, 12/01/27		121	114,648
7.25%, 08/15/30		329	326,532
5.13%, 10/01/31		110	95,189
Big River Steel LLC/BRS Finance Corp., Series L, 6.63%, 01/31/29(b)		761	751,898
Carpenter Technology Corp. 6.38%, 07/15/28		180	173,604
7.63%, 03/15/30		151	151,189
Constellium SE 4.25%, 02/15/26(d)	EUR	100	103,098
3.75%, 04/15/29(b)(e)	USD	591	495,209
First Quantum Minerals Ltd., 8.63%, 06/01/31(b)		222	220,890
JSW Steel Ltd., 5.95%, 04/18/24(d)		200	198,100
Kaiser Aluminum Corp.(b) 4.63%, 03/01/28		98	85,573
4.50%, 06/01/31		304	240,807
New Gold, Inc., 7.50%, 07/15/27(b)		218	203,499
Novelis Corp.(b) 3.25%, 11/15/26(e)		542	484,058
4.75%, 01/30/30(e)		296	256,173
3.88%, 08/15/31		200	159,717
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(d)	EUR	100	91,164
Rio Tinto Finance USA PLC, 4.75%, 03/22/42	USD	400	352,613
Vedanta Resources Finance II PLC, 13.88%, 01/21/24(d)		200	178,786

			5,220,016

Multi-Utilities — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28(b)		193	195,654
KeySpan Gas East Corp., 5.82%, 04/01/41(b)		1,010	906,389
NiSource, Inc., 1.70%, 02/15/31		400	299,138

			1,401,181

Offshore Drilling & Other Services — 0.2%
Entegris Escrow Corp., 4.75%, 04/15/29(b)		786	706,620

13

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Offshore Drilling & Other Services (continued)
Entegris, Inc., 4.38%, 04/15/28(b)	USD	201	$178,905
KLA Corp., 3.30%, 03/01/50		500	332,273

			1,217,798

Oil, Gas & Consumable Fuels — 7.3%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(b)		431	427,599
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b) 5.75%, 03/01/27		148	141,259
5.75%, 01/15/28		39	36,786
5.38%, 06/15/29		140	128,182
Antero Resources Corp., 7.63%, 02/01/29(b)		83	84,117
Apache Corp., 5.35%, 07/01/49		84	64,354
Arcosa, Inc., 4.38%, 04/15/29(b)		117	102,106
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
Series B, 9.00%, 11/01/27		367	462,420
Series B, 8.25%, 12/31/28		593	586,829
Series B, 5.88%, 06/30/29		44	39,565
Baytex Energy Corp., 8.50%, 04/30/30(b)		94	95,112
Buckeye Partners LP 5.85%, 11/15/43		94	68,620
5.60%, 10/15/44		59	41,980
Burlington Resources LLC, 5.95%, 10/15/36		685	692,468
Callon Petroleum Co. 6.38%, 07/01/26		111	108,937
8.00%, 08/01/28(b)(e)		355	355,507
7.50%, 06/15/30(b)(e)		367	355,835
Cellnex Finance Co. SA, 1.25%, 01/15/29(d)	EUR	100	88,194
Chesapeake Energy Corp.(b) 5.88%, 02/01/29	USD	28	26,347
6.75%, 04/15/29(e)		290	283,795
CITGO Petroleum Corp., 8.38%, 01/15/29(b)		322	321,582
Civitas Resources, Inc.(b) 8.38%, 07/01/28		523	532,152
8.75%, 07/01/31		432	441,275
CNX Midstream Partners LP, 4.75%, 04/15/30(b)		66	54,938
CNX Resources Corp., 7.38%, 01/15/31(b)		70	68,625
Comstock Resources, Inc.(b) 6.75%, 03/01/29(e)		387	355,998
5.88%, 01/15/30		290	251,033
ConocoPhillips, 6.50%, 02/01/39		600	642,478
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)		500	443,174
Crescent Energy Finance LLC(b) 7.25%, 05/01/26		496	486,080
9.25%, 02/15/28		311	317,515
Crestwood Midstream Partners LP/Crestwood
Midstream Finance Corp.(b) 5.63%, 05/01/27		34	32,587
6.00%, 02/01/29		314	303,104
8.00%, 04/01/29		29	29,746
7.38%, 02/01/31		69	70,273
CrownRock LP/CrownRock Finance, Inc.(b) 5.63%, 10/15/25		597	587,418
5.00%, 05/01/29		43	40,289
Devon Energy Corp. 5.85%, 12/15/25		1,000	994,914
4.75%, 05/15/42		300	238,343

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30	USD	140	$140,020
DT Midstream, Inc., 4.38%, 06/15/31(b)(e)		209	175,751
Earthstone Energy Holdings LLC(b)(e) 8.00%, 04/15/27		189	193,445
9.88%, 07/15/31		209	227,282
Ecopetrol SA, 8.88%, 01/13/33		175	170,489
eG Global Finance PLC(b) 6.75%, 02/07/25		222	218,115
8.50%, 10/30/25		200	196,835
Enbridge, Inc.
(3-mo. CME Term SOFR + 3.90%), 6.25%, 03/01/78(a)		1,935	1,726,739
(5-year CMT + 4.43%), 8.50%, 01/15/84		123	121,988
Series 20-A, (5-year CMT + 5.31%), 5.75%, 07/15/80(a)		950	826,938
Energean Israel Finance Ltd., 8.50%, 09/30/33		108	107,865
Energy Transfer LP 5.30%, 04/15/47		540	438,628
Series H, (5-year CMT + 5.69%), 6.50%(a)(f)		307	282,087
EnLink Midstream LLC 5.63%, 01/15/28(b)		92	86,985
5.38%, 06/01/29		264	244,200
6.50%, 09/01/30(b)		142	137,745
EnLink Midstream Partners LP 4.15%, 06/01/25		4	3,818
5.60%, 04/01/44		141	117,030
Enterprise Products Operating LLC, 6.13%, 10/15/39		1,400	1,398,208
EOG Resources, Inc., 5.10%, 01/15/36		200	179,658
EQM Midstream Partners LP 6.00%, 07/01/25(b)		89	87,618
4.13%, 12/01/26		68	62,944
6.50%, 07/01/27(b)		245	239,237
4.50%, 01/15/29(b)		13	11,569
7.50%, 06/01/30(b)		57	57,242
Genesis Energy LP/Genesis Energy Finance Corp. 6.50%, 10/01/25		72	70,763
7.75%, 02/01/28		107	101,433
8.88%, 04/15/30		109	106,426
Gulfport Energy Corp., 8.00%, 05/17/26(b)		25	25,031
Harvest Midstream I LP, 7.50%, 09/01/28(b)		40	38,665
Hess Corp., 4.30%, 04/01/27		1,100	1,044,865
Hilcorp Energy I LP/Hilcorp Finance Co.(b) 6.25%, 11/01/28		70	65,640
5.75%, 02/01/29		127	114,680
6.00%, 04/15/30		12	10,820
Howard Midstream Energy Partners LLC, 8.88%, 07/15/28(b)		179	180,566
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26(d)		200	191,360
HTA Group Ltd., 7.00%, 12/18/25(b)		200	192,406
Impulsora Pipeline LLC, 6.05%, 01/01/43(a)		1,592	1,286,552
ITT Holdings LLC, 6.50%, 08/01/29(b)(e)		232	196,649
Kinder Morgan, Inc., 5.05%, 02/15/46(e)		1,400	1,119,734
Kinetik Holdings LP, 5.88%, 06/15/30(b)(e)		202	189,375
Leviathan Bond Ltd., 6.75%, 06/30/30(b)		88	80,922
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas
Finance Corp., 6.00%, 08/01/26(b)		22	21,233
Marathon Petroleum Corp., 6.50%, 03/01/41(e)		1,150	1,137,588
Matador Resources Co.(e) 5.88%, 09/15/26		179	172,758

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Matador Resources Co.(e) (continued) 6.88%, 04/15/28(b)	USD	167	$163,968
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26(d)		288	285,457
MPLX LP 4.25%, 12/01/27		250	234,829
4.80%, 02/15/29		500	474,381
Murphy Oil Corp. 5.75%, 08/15/25		9	8,989
5.88%, 12/01/42		18	14,552
Murphy Oil USA, Inc., 4.75%, 09/15/29		28	25,245
Nabors Industries Ltd.(b) 7.25%, 01/15/26		140	135,275
7.50%, 01/15/28		177	163,634
Nabors Industries, Inc. 5.75%, 02/01/25(e)		522	510,907
7.38%, 05/15/27(b)		25	24,184
New Fortress Energy, Inc.(b) 6.75%, 09/15/25		215	205,240
6.50%, 09/30/26		477	439,189
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26(b)(e)		151	149,345
Noble Finance II LLC, 8.00%, 04/15/30(b)		209	211,733
Northern Oil and Gas, Inc.(b) 8.13%, 03/01/28		513	512,384
8.75%, 06/15/31		218	219,635
NuStar Logistics LP 6.00%, 06/01/26		99	96,052
6.38%, 10/01/30		17	16,103
Occidental Petroleum Corp., 6.20%, 03/15/40(e)		171	162,998
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(b)		85	84,658
PDC Energy, Inc., 5.75%, 05/15/26		38	37,869
Permian Resources Operating LLC(b) 5.38%, 01/15/26		32	30,636
7.75%, 02/15/26		380	382,460
6.88%, 04/01/27		116	114,344
5.88%, 07/01/29		449	422,368
Petroleos Mexicanos 4.25%, 01/15/25		55	52,362
6.50%, 03/13/27(e)		142	124,522
8.75%, 06/02/29		204	180,089
5.95%, 01/28/31(e)		245	174,440
6.70%, 02/16/32		117	86,639
6.38%, 01/23/45		48	27,725
Precision Drilling Corp., 6.88%, 01/15/29(b)		9	8,525
Rockcliff Energy II LLC, 5.50%, 10/15/29(b)		73	65,698
Rockies Express Pipeline LLC, 4.95%, 07/15/29(b)		36	32,065
Sabine Pass Liquefaction LLC, 5.88%, 06/30/26		1,750	1,746,932
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(h)		216	216,540
SM Energy Co. 5.63%, 06/01/25		111	108,636
6.75%, 09/15/26		116	113,868
6.63%, 01/15/27		14	13,720
6.50%, 07/15/28		103	98,880
Southwestern Energy Co., 5.38%, 02/01/29(e)		107	98,546
Suncor Energy, Inc., 6.50%, 06/15/38		1,000	996,472
Sunoco LP/Sunoco Finance Corp. 5.88%, 03/15/28		4	3,837

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Sunoco LP/Sunoco Finance Corp. (continued) 7.00%, 09/15/28	USD	122	$120,383
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b) 7.50%, 10/01/25		9	8,975
6.00%, 03/01/27		29	27,256
5.50%, 01/15/28		56	50,960
6.00%, 12/31/30		20	17,654
6.00%, 09/01/31		88	76,708
TransCanada PipeLines Ltd., 4.63%, 03/01/34		500	435,546
Transocean Aquila Ltd., 8.00%, 09/30/28(b)(h)		82	82,000
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)		125	127,188
Transocean, Inc.(b) 7.50%, 01/15/26		352	344,017
11.50%, 01/30/27		358	375,453
8.00%, 02/01/27		161	154,963
8.75%, 02/15/30		655	669,277
Valaris Ltd., 8.38%, 04/30/30(b)		498	498,374
Venture Global Calcasieu Pass LLC(b) 3.88%, 08/15/29		200	168,296
4.13%, 08/15/31		228	187,102
3.88%, 11/01/33(e)		551	427,810
Venture Global LNG, Inc.(b) 8.13%, 06/01/28		890	881,227
8.38%, 06/01/31		1,268	1,246,523
Vermilion Energy, Inc., 6.88%, 05/01/30(b)		108	102,189
Vital Energy, Inc. 10.13%, 01/15/28		143	145,754
9.75%, 10/15/30		143	146,186
Western Midstream Operating LP 5.45%, 04/01/44		137	110,436
5.30%, 03/01/48		75	58,541
5.50%, 08/15/48		69	54,863
5.25%, 02/01/50		304	236,826

			40,231,876

Passenger Airlines — 1.0%
Air Canada, 3.88%, 08/15/26(b)		83	75,327
Allegiant Travel Co., 7.25%, 08/15/27(b)		51	48,004
American Airlines Pass-Through Trust
Series 2015-2, Class A, 4.00%, 03/22/29		967	872,964
Series 2015-2, Class AA, 3.60%, 03/22/29		967	890,855
American Airlines, Inc.(b) 11.75%, 07/15/25		27	29,025
7.25%, 02/15/28		47	44,937
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b) 5.50%, 04/20/26		195	190,265
5.75%, 04/20/29(e)		411	382,638
Deutsche Lufthansa AG, 2.88%, 05/16/27(d)	EUR	100	96,078
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26(b)	USD	37	33,294
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(b)		420	415,980
United Airlines Pass-Through Trust, Class A, 4.30%, 02/15/27		2,213	2,117,370
United Airlines, Inc.(b) 4.38%, 04/15/26		113	104,501

15

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Passenger Airlines (continued)
United Airlines, Inc.(b) (continued) 4.63%, 04/15/29(e)	USD	235	$201,990
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 7.88%, 05/01/27(b)		85	73,206

			5,576,434

Personal Care Products — 0.0%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, Series 2020, 6.63%, 07/15/30(b)		176	171,836

Pharmaceuticals — 1.5%
AbbVie, Inc.
3.20%, 05/14/26		500	472,290
4.55%, 03/15/35(e)		2,140	1,946,516
4.45%, 05/14/46		2,095	1,711,503
Bristol-Myers Squibb Co.
3.55%, 03/15/42		350	262,739
4.35%, 11/15/47		300	242,961
Cheplapharm Arzneimittel GmbH, 3.50%, 02/11/27(d)	EUR	100	96,210
CVS Health Corp.
5.13%, 07/20/45	USD	700	589,053
5.05%, 03/25/48		1,821	1,512,969
Gruenenthal GmbH, 4.13%, 05/15/28(d)	EUR	100	97,537
Jazz Securities DAC, 4.38%, 01/15/29(b)	USD	200	174,377
Option Care Health, Inc., 4.38%, 10/31/29(b)		76	65,645
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30		500	402,068
Teva Pharmaceutical Finance Netherlands II BV, 7.38%, 09/15/29	EUR	100	107,465
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	USD	299	265,866
4.75%, 05/09/27		200	183,102
7.88%, 09/15/29		200	202,468

			8,332,769

Real Estate Management & Development — 0.3%
Agps Bondco PLC, 5.50%, 11/13/26(d)(k)(l)	EUR	100	41,878
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp., 7.00%, 04/15/30(b)	USD	150	135,109
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp., Series AI, 7.00%, 04/15/30		170	153,064
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31		94	90,945
Fantasia Holdings Group Co. Ltd.(k)(l)
11.75%, 04/17/22(d)		200	8,000
10.88%, 01/09/23		307	12,280
11.88%, 06/01/23(d)		400	16,000
9.25%, 07/28/23		300	12,000
Global Prime Capital Pte. Ltd., 5.95%, 01/23/25(d)		200	194,080
i-595 Express LLC, 3.31%, 12/31/31(a)		687	621,372
Theta Capital Pte. Ltd., 8.13%, 01/22/25(d)		200	154,966

			1,439,694

Semiconductors & Semiconductor Equipment — 1.1%
Broadcom, Inc.
4.75%, 04/15/29		2,500	2,357,416
4.15%, 04/15/32(b)(e)		1,500	1,301,721
Intel Corp.
5.13%, 02/10/30		750	735,959
2.00%, 08/12/31(e)		1,000	783,160

Security		Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
NCR Atleos Escrow Corp., 9.50%, 04/01/29	USD	143	$138,310
QUALCOMM, Inc., 4.65%, 05/20/35		250	234,283
Sensata Technologies BV, 5.88%, 09/01/30(b)		200	186,325

			5,737,174

Software — 2.1%
ACI Worldwide, Inc., 5.75%, 08/15/26(b)		262	254,001
Alteryx, Inc., 8.75%, 03/15/28(b)(e)		174	173,223
Boxer Parent Co., Inc.
6.50%, 10/02/25(d)	EUR	100	104,747
7.13%, 10/02/25(b)	USD	81	80,595
9.13%, 03/01/26(b)		948	945,346
Capstone Borrower, Inc., 8.00%, 06/15/30(b)		205	200,131
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)(e)		497	481,848
Cloud Software Group, Inc.(b)
6.50%, 03/31/29		2,054	1,816,415
9.00%, 09/30/29		989	859,442
Consensus Cloud Solutions, Inc.(b)
6.00%, 10/15/26		48	44,181
6.50%, 10/15/28		45	38,351
Crowdstrike Holdings, Inc., 3.00%, 02/15/29		30	25,268
Elastic NV, 4.13%, 07/15/29(b)		129	109,864
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)		85	69,864
Microsoft Corp., 2.92%, 03/17/52(e)		1,600	1,049,454
MicroStrategy, Inc., 6.13%, 06/15/28(b)(e)		305	270,883
Open Text Corp., 6.90%, 12/01/27(b)		333	333,758
Oracle Corp.
5.38%, 07/15/40(e)		3,025	2,683,241
4.00%, 11/15/47		400	281,119
3.95%, 03/25/51		600	411,327
Playtika Holding Corp., 4.25%, 03/15/29(b)		54	45,090
Sabre GLBL, Inc., 8.63%, 06/01/27(e)		328	278,081
SS&C Technologies, Inc., 5.50%, 09/30/27(b)		584	551,086
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(b)		189	157,912

			11,265,227

Specialized REITs — 0.1%
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/28(b)		521	510,295

Specialty Retail(b) — 0.1%
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/29(e)		493	459,421
Staples, Inc., 7.50%, 04/15/26		86	70,722

			530,143

Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc.(e)
4.65%, 02/23/46		2,400	2,138,482
3.75%, 11/13/47		1,000	775,433
Seagate HDD Cayman(b)
8.25%, 12/15/29		243	249,561
8.50%, 07/15/31		307	314,916

			3,478,392

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Textiles, Apparel & Luxury Goods(b) — 0.0%
Hanesbrands, Inc. 4.88%, 05/15/26	USD	121	$110,928
9.00%, 02/15/31		84	80,064
Levi Strauss & Co., 3.50%, 03/01/31		11	8,699

			199,691

Tobacco — 0.8%
Altria Group, Inc. 2.45%, 02/04/32		200	150,875
5.38%, 01/31/44		2,000	1,792,726
Reynolds American, Inc. 4.45%, 06/12/25		394	382,945
7.00%, 08/04/41		1,000	935,936
5.85%, 08/15/45		1,500	1,242,494

			4,504,976

Transportation Infrastructure — 0.4%
Aeropuertos Dominicanos Siglo XXI SA, Series E, 6.75%, 03/30/29(b)		200	193,600
Azzurra Aeroporti SpA, 2.63%, 05/30/27(d)	EUR	100	94,910
FedEx Corp., 4.75%, 11/15/45(e)	USD	1,250	1,020,646
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27(d)		200	177,902
Transurban Finance Co. Pty. Ltd., 4.13%, 02/02/26(b)		580	556,261

			2,043,319

Utilities(b) — 0.1%
Vistra Operations Co. LLC 7.75%, 10/15/31		204	200,949
6.95%, 10/15/33		145	142,221

			343,170

Water Utilities — 0.2%
American Water Capital Corp., 4.45%, 06/01/32		1,350	1,247,513

Wireless Telecommunication Services — 1.0%
Altice France SA, 2.13%, 02/15/25(d)	EUR	100	99,382
Altice France SA/France, 5.50%, 10/15/29(b)	USD	400	287,646
Crown Castle, Inc., 3.10%, 11/15/29		750	638,009
Kenbourne Invest SA, 6.88%, 11/26/24(b)		210	174,930
Millicom International Cellular SA, 4.50%, 04/27/31(b)		200	142,500
Rogers Communications, Inc., 7.50%, 08/15/38		2,325	2,416,225
SBA Communications Corp., 3.13%, 02/01/29(e)		321	267,737
T-Mobile U.S., Inc. 2.55%, 02/15/31		500	397,855
4.50%, 04/15/50(e)		500	383,415
VICI Properties LP/VICI Note Co., Inc., 4.63%, 12/01/29(b)		239	212,005
Vmed O2 U.K. Financing I PLC, 4.50%, 07/15/31(d)	GBP	100	95,324
Vodafone Group PLC 4.25%, 09/17/50(e)	USD	700	507,506
(5-year EUR Swap + 3.49%), 6.50%, 08/30/84(a)(d)	EUR	100	106,506

			5,729,040

Total Corporate Bonds — 67.9%
(Cost: $406,691,097)			371,900,170

Floating Rate Loan Interests(a)

Aerospace & Defense — 0.2%
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 9.65%, 10/31/28	USD	41	40,896

Security		Par (000)	Value

Aerospace & Defense (continued)
Dynasty Acquisition Co., Inc., 2023 Term Loan B1, (1-mo. CME Term SOFR + 4.00%), 9.32%, 08/24/28	USD	126	$125,304
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR at 0.75% Floor + 7.75%), 13.23%, 02/01/29		303	295,948
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.17%, 02/01/28		415	414,119
Standard Aero Ltd., 2023 Term Loan B2, (1-mo. CME Term SOFR + 4.00%), 9.32%, 08/24/28		54	53,701

			929,968

Air Freight & Logistics — 0.0%
Clue Opco LLC, Term Loan B, 09/20/30(m)		130	126,642

Automobile Components — 0.0%
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.00%), 10.48%, 11/17/28		113	95,683

Beverages — 0.0%
Naked Juice LLC
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.49%, 01/24/30		20	16,144
Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.74%, 01/24/29		17	16,069

			32,213

Broadline Retail — 0.0%
PUG LLC, USD Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.93%, 02/12/27		108	102,120

Capital Markets — 0.0%
Ascensus Holdings, Inc., 2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.50%), 12.03%, 08/02/29		122	115,306

Chemicals — 0.2%
Arc Falcon I, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.17%, 09/30/28		125	123,452
Aruba Investments Holdings LLC, 2020 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.75%), 13.17%, 11/24/28		65	59,892
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.32%, 08/27/26		9	8,822
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.38%), 9.77%, 10/04/29		359	345,661
Herens U.S. Holdco Corp., USD Term Loan B, (3-mo. CME Term SOFR + 3.93%), 9.42%, 07/03/28		92	81,505
Momentive Performance Materials Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.50%), 9.82%, 03/29/28		148	143,930
Nouryon USA LLC, 2023 USD Term Loan B, (1-mo. CME Term SOFR + 4.00%), 9.43%, 04/03/28		160	157,338
Olympus Water U.S. Holding Corp., 2023 Incremental Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.39%, 11/09/28		15	15,237

			935,837

Commercial Services & Supplies — 0.1%
Amentum Government Services Holdings LLC, Term Loan B, (1-mo. CME Term SOFR + 4.00%), 9.43%, 01/29/27		41	40,246

17

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Services & Supplies (continued)
KDC/ONE Development Corp., Inc., 2023 USD Term Loan B, (1-mo. CME Term SOFR + 5.00%), 10.32%, 08/15/28	USD	120	$115,560
PECF USS Intermediate Holding III Corp., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.88%, 12/15/28		93	74,476
TruGreen LP, 2020 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 8.50%), 14.13%, 11/02/28(c)		106	73,140

			303,422

Communications Equipment — 0.0%
Viasat, Inc., 2023 Term Loan, 05/30/30(m)		153	141,621

Construction & Engineering — 0.2%
Brand Industrial Services, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.50%), 10.87%, 08/01/30		792	770,465
Propulsion BC Newco LLC, Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.14%, 09/14/29		69	69,323

			839,788

Containers & Packaging — 0.0%
Mauser Packaging Solutions Holding Co., Term Loan B, (1-mo. CME Term SOFR + 4.00%), 9.33%, 08/14/26		45	44,704
Trident TPI Holdings, Inc., 2023 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.89%, 09/15/28		170	170,028

			214,732

Diversified Consumer Services — 0.0%
Ascend Learning LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.75%), 11.17%, 12/10/29		83	70,515
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.92%, 12/11/28		106	100,856

			171,371

Diversified Telecommunication Services — 0.1%
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR + 5.50%), 10.81%, 08/15/28		93	84,161
Frontier Communications Holdings LLC, 2021 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.18%, 10/08/27		144	139,027
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.68%, 09/25/26		158	128,872
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR + 3.00%), 8.43%, 03/09/27		214	174,425

			526,485

Energy Equipment & Services — 0.0%
Lealand Finance Co. BV, 2020 Make Whole Term Loan, (1-mo. CME Term SOFR + 3.00%), 8.43%, 06/28/24(c)		8	5,848

Security		Par (000)		Value

Entertainment — 0.0%
Delta 2 Lux SARL, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.32%, 01/15/30	USD	63		$62,937
EP Purchaser LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.90%, 11/06/28		—	(n)	2

				62,939

Financial Services — 0.1%
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 9.14%, 04/09/27		128		124,657
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.75%), 12.40%, 04/07/28		145		136,300
GIP Pilot Acquisition Partners LP, Term Loan, 09/18/30(c)(m)		77		76,711
LBM Acquisition LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.18%, 12/17/27		—	(n)	1
White Cap Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.07%, 10/19/27		297		296,078

				633,747

Food Products — 0.0%
Chobani LLC, 2020 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.50%), 8.93%, 10/25/27		32		32,556

Health Care Equipment & Supplies — 0.1%
Bausch & Lomb Corp., 2023 Incremental Term Loan, 09/14/28(c)(m)		129		127,226
Bausch and Lomb, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.76%, 05/10/27		177		171,863
Chariot Buyer LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.66%, 11/03/28		105		103,066

				402,155

Health Care Providers & Services — 0.0%
LifePoint Health, Inc., 2018 Term Loan B, (3-mo. SOFR + 3.75%), 9.07%, 11/16/25		123		122,883
Quorum Health Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 8.25%), 13.63%, 04/29/25		108		72,492
Surgery Center Holdings, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.19%, 08/31/26		68		67,708

				263,083

Health Care Technology — 0.3%
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.57%, 02/15/29		1,033		1,011,871
Polaris Newco LLC, USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.43%, 06/02/28		196		187,817
Verscend Holding Corp., 2021 Term Loan B, (1-mo. CME Term SOFR + 4.00%), 9.43%, 08/27/25		624		622,866

				1,822,554

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure — 0.0%
Fertitta Entertainment LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.32%, 01/27/29	USD	68	$67,044
Ontario Gaming GTA LP, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.64%, 08/01/30		81	81,000

			148,044

Household Durables — 0.1%
Hunter Douglas, Inc., USD Term Loan B1, (3-mo. CME Term SOFR + 3.50%), 8.89%, 02/26/29		145	141,134
Sunset Debt Merger Sub, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.43%, 10/06/28		281	238,148

			379,282

Insurance — 0.1%
Alliant Holdings Intermediate LLC, 2021 Term Loan B4, (1-mo. LIBOR US at 0.50% Floor + 3.50%), 8.93%, 11/05/27		93	92,583
HUB International Ltd., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.37%, 11/10/29		139	138,939
Jones Deslauriers Insurance Management, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 9.62%, 03/15/30		88	88,166

			319,688

Interactive Media & Services — 0.0%
Acuris Finance U.S., Inc., 2021 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.54%, 02/16/28		66	64,659

IT Services — 0.1%
Epicor Software Corp.
2020 2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.75%), 13.17%, 07/31/28		62	62,068
2020 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.68%, 07/30/27		89	88,700
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.49%, 10/01/27		299	291,452
GTCR W Merger Sub LLC, USD Term Loan B, 09/20/30(m)		268	267,804

			710,024

Leisure Products — 0.0%
Peloton Interactive, Inc., Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 6.50%), 12.26%, 05/25/27		70	70,042

Life Sciences Tools & Services — 0.1%
Star Parent, Inc., 2023 Term Loan B, 09/19/30(m)		362	353,504

Machinery — 0.2%
Madison IAQ LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.69%, 06/21/28		172	169,167
Roper Industrial Products Investment Co., USD Term Loan, (3-mo. CME Term SOFR + 4.50%), 9.89%, 11/22/29		169	168,841

Security		Par (000)	Value

Machinery (continued)
SPX Flow, Inc., 2022 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.92%, 04/05/29	USD	252	$250,967
Titan Acquisition Ltd., 2018 Term Loan B, (3-mo. LIBOR US + 3.00%), 8.65%, 03/28/25		495	490,515

			1,079,490

Media — 0.3%
AVSC Holding Corp., 2018 2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.25%), 12.68%, 09/01/25		156	138,366
Clear Channel Outdoor Holdings, Inc., Term Loan B, (1-mo. CME Term SOFR + 3.50%), 9.13%, 08/21/26		475	460,164
DirecTV Financing LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.43%, 08/02/27		443	432,810
Intelsat Jackson Holdings SA, 2021 Exit Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.77%, 02/01/29		375	373,258

			1,404,598

Metals & Mining — 0.0%
Arsenal AIC Parent LLC, Term Loan, (3-mo. CME Term SOFR + 4.50%), 9.88%, 08/18/30		136	135,603
Grinding Media, Inc., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.53%, 10/12/28(c)		63	62,089

			197,692

Oil, Gas & Consumable Fuels — 0.1%
Freeport LNG Investments LLLP, Term Loan B, (3-mo. CME Term SOFR + 3.50%), 9.09%, 12/21/28		195	193,071
M6 ETX Holdings II Midco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.92%, 09/19/29		78	77,259

			270,330

Passenger Airlines — 0.1%
AAdvantage Loyalty IP Ltd., Series AA, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.34%, 04/20/28		411	423,064
Air Canada, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 9.13%, 08/11/28		42	41,651
Mileage Plus Holdings LLC, 2020 Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 5.25%), 10.80%, 06/21/27		93	96,385
United Airlines, Inc., Series AA, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.18%, 04/21/28		124	124,479

			685,579

Pharmaceuticals — 0.0%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.93%, 05/04/25		48	46,998

Professional Services — 0.1%
CoreLogic, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.93%, 06/02/28		85	78,897
Galaxy U.S. Opco, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.07%, 04/29/29		139	132,176
Old Line Funding LLC, Term Loan B, (3-mo. CME Term SOFR + 4.25%), 9.60%, 07/25/30		57	57,010

			268,083

19

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development — 0.0%
Cushman & Wakefield U.S. Borrower LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.32%, 01/31/30	USD	123	$121,770

Software — 0.8%
Boxer Parent Co., Inc., 2021 USD 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.50%), 10.93%, 02/27/26		279	277,357
Central Parent, Inc., 2022 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.64%, 07/06/29		118	118,044
Cloud Software Group, Inc., 2022 USD Term Loan B, (3-mo. CEM Term SOFR + 4.50%), 9.99%, 03/30/29		541	519,994
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.42%, 10/08/29		234	220,791
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.17%, 10/08/28(c)		147	144,231
Delta TopCo, Inc., 2020 Term Loan B, (6-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.07%, 12/01/27		113	111,725
Helios Software Holdings, Inc., 2021 USD Term Loan B, (3-mo. CME Term SOFR + 3.75%), 9.29%, 03/11/28		57	56,209
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.63%, 07/27/28		562	416,171
2021 USD 2nd Lien Term Loan, (3-mo. LIBOR US at 0.75% Floor + 8.25%), 13.88%, 07/27/29		280	128,800
McAfee Corp., 2022 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.18%, 03/01/29		470	458,866
MH Sub I LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.25%), 11.57%, 02/23/29		35	30,920
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.57%, 05/03/28		326	315,122
Planview Parent, Inc., 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.25%), 12.74%, 12/18/28		103	93,215
Proofpoint, Inc.
1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.68%, 08/31/28		19	18,794
2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.25%), 11.68%, 08/31/29		250	250,035
RealPage, Inc., 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.43%, 04/24/28		216	212,905
Sabre Global, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.93%, 12/17/27		54	46,996
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.93%, 12/17/27		84	73,735
Sophia LP, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.92%, 10/07/27		484	482,745
Sovos Compliance LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.93%, 08/11/28		117	114,761

Security		Par (000)	Value

Software (continued)
UKG, Inc., 2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.25%), 10.62%, 05/03/27	USD	195	$194,457
Ultimate Software Group, Inc.
2021 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.62%, 05/04/26		185	184,248
Term Loan B, (3-mo. CME Term SOFR + 3.75%), 9.22%, 05/04/26		143	142,529

			4,612,650

Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.07%, 03/08/30(c)		56	54,446

Trading Companies & Distributors — 0.0%
SRS Distribution, Inc., 2022 Incremental Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.92%, 06/02/28		174	172,505

Transportation Infrastructure — 0.1%
Apple Bidco LLC, 2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.32%, 09/22/28		115	114,232
Brown Group Holding LLC, 2022 Incremental Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.14%, 07/02/29		157	157,024

			271,256

Wireless Telecommunication Services — 0.1%
Digicel International, 2017 Term Loan B1, 05/27/24(m)		16	14,412
Digicel International Finance Ltd., 2017 Term Loan B, (3-mo. LIBOR US + 3.25%), 8.90%, 05/28/24		370	332,518

			346,930

Total Floating Rate Loan Interests — 3.5%
(Cost: $19,787,191)			19,335,640

Foreign Agency Obligations

Bahrain — 0.0%
Bahrain Government International Bond, 5.45%, 09/16/32(d)		200	173,644

Canada — 1.1%
CDP Financial, Inc., 5.60%, 11/25/39(b)		5,890	5,813,594

Colombia — 0.2%
Colombia Government International Bond 4.50%, 01/28/26(e)		300	286,485
3.88%, 04/25/27		200	181,678
3.13%, 04/15/31		400	295,400
8.00%, 04/20/33(e)		200	197,594

			961,157

Dominican Republic — 0.2%
Dominican Republic International Bond 6.88%, 01/29/26(d)		115	114,733
5.95%, 01/25/27(d)		228	220,348
4.50%, 01/30/30(b)		226	191,009
7.05%, 02/03/31(b)		150	144,686
4.88%, 09/23/32(b)		300	243,507

			914,283

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Egypt — 0.0%
Egypt Government International Bond, 7.50%, 02/16/61(b)	USD	219	$109,936

Guatemala — 0.1%
Guatemala Government Bond(b) 5.25%, 08/10/29		200	184,012
5.38%, 04/24/32		200	182,564

			366,576

Ivory Coast — 0.1%
Ivory Coast Government International Bond, 6.38%, 03/03/28(d)		400	373,360

Morocco — 0.0%
Morocco Government International Bond, 2.38%, 12/15/27(b)		200	171,326

Oman — 0.1%
Oman Government International Bond(d) 6.50%, 03/08/47		228	203,159
6.75%, 01/17/48		200	183,302

			386,461

Pakistan — 0.0%
Pakistan Government International Bond, 6.00%, 04/08/26(d)		200	102,844

Romania — 0.1%
Romanian Government International Bond 5.25%, 11/25/27(b)		102	99,048
2.50%, 02/08/30(d)	EUR	222	191,875
2.12%, 07/16/31(d)		226	176,690

			467,613

Senegal — 0.0%
Senegal Government International Bond, 6.25%, 05/23/33(d)(e)	USD	200	160,112

South Africa — 0.1%
Republic of South Africa Government International Bond 4.85%, 09/30/29		200	171,238
5.88%, 04/20/32(e)		200	169,810

			341,048

Sri Lanka — 0.0%
Sri Lanka Government International Bond(d)(k)(l) 6.85%, 03/14/24		432	203,990
7.85%, 03/14/29(e)		200	92,172

			296,162

Ukraine — 0.0%
Ukraine Government International Bond(k)(l) 7.75%, 09/01/27(d)		385	109,725
7.25%, 03/15/35(b)		200	52,300

			162,025

Total Foreign Agency Obligations — 2.0% (Cost: $11,979,175)			10,800,141

Municipal Bonds

California — 1.2%
City of Los Angeles California, GO, Series A, 5.00%, 09/01/42		2,000	1,819,662

Security		Par (000)	Value

California (continued)
East Bay Municipal Utility District Water System Revenue, RB, BAB, 5.87%, 06/01/40	USD	1,900	$1,942,722
Oxnard Union High School District, Refunding GO, (BAM), 3.18%, 08/01/43		1,600	1,129,811
State of California, Refunding GO, 5.13%, 03/01/38		1,000	947,374
University of California, RB, BAB, 5.95%, 05/15/45		885	899,421

			6,738,990

Georgia — 0.3%
Municipal Electric Authority of Georgia, Refunding RB, BAB, 7.06%, 04/01/57		1,907	1,891,915

Hawaii — 0.3%
City & County Honolulu HI Wastewater System Revenue, Refunding RB, Series A, 2.62%, 07/01/45		1,000	615,195
State of Hawaii, GO, Series GK, 6.15%, 10/01/38		1,000	1,033,308

			1,648,503

Illinois — 0.4%
State of Illinois, GO, 5.10%, 06/01/33		2,000	1,898,092

Massachusetts — 0.1%
University of Massachusetts Building Authority, Refunding RB, Series 3, 3.43%, 11/01/40		500	389,997

New York — 1.2%
Metropolitan Transportation Authority, RB, BAB, 7.34%, 11/15/39		1,295	1,483,073
New York City Industrial Development Agency, Refunding RB, (AGM), 3.19%, 03/01/40		165	117,373
New York City Municipal Water Finance Authority, Refunding RB, BAB, 5.72%, 06/15/42		1,390	1,379,319
New York State Dormitory Authority, RB, BAB
Series D, 5.60%, 03/15/40		1,900	1,886,924
Series F, 5.63%, 03/15/39		1,100	1,105,724
Port Authority of New York & New Jersey, RB, Series 159, 6.04%, 12/01/29		780	804,150

			6,776,563

Total Municipal Bonds — 3.5%
(Cost: $19,974,637)			19,344,060

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 10.5%
Alternative Loan Trust
Series 2005-64CB, Class 1A15, 5.50%, 12/25/35		391	331,088
Series 2006-OA21, Class A1, (1-mo. Term SOFR + 0.30%), 5.63%, 03/20/47(a)		353	284,052
Series 2007-OA10, Class 2A1, (1-mo. Term SOFR + 0.61%), 5.93%, 09/25/47(a)		3,993	546,217
Banc of America Funding Trust, Series 2007-2, Class 1A2, 6.00%, 03/25/37		216	164,567
Bravo Residential Funding Trust
Series 2021-NQM1, Class A1, 0.94%, 02/25/49(a)(b)		732	635,746
Series 2023-NQM3, Class A1, 4.85%, 09/25/62(b)(o)		471	449,355
Series 2023-NQM4, Class A1, 6.44%, 05/25/63		1,463	1,453,298
Chase Home Lending Mortgage Trust, Series 2019- ATR1, Class A12, 6.50%, 04/25/49(a)(b)		534	522,537
CIM Trust
6.03%, 04/25/58(b)(o)		1,279	1,258,207
Series2023-I2, Class A1, 6.64%, 12/25/67		1,271	1,269,917

21

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
COLT Mortgage Loan Trust
Series 2020-2, Class M1, 5.25%, 03/25/65(a)(b)	USD	3,050	$2,877,653
Series 2020-3, Class M1, 3.36%, 04/27/65(a)(b)		3,820	3,352,743
Series 2022-1, Class A1, 4.55%, 04/25/67(a)(b)		1,551	1,460,540
Series 2022-7, Class A1, 5.16%, 04/25/67(b)(o)		2,074	2,019,207
Series 2022-9, Class A1, 6.79%, 12/25/67(b)(o)		343	344,088
Series 2023-2, Class A1, 6.60%, 07/25/68		1,522	1,516,562
Credit Suisse Mortgage Capital Certificates Trust, Series 2022-NQM5, Class A1, 5.17%, 05/25/67(a)(b)		2,741	2,656,233
Deephaven Residential Mortgage Trust, Series 2022-2, Class A1, 4.30%, 03/25/67(a)(b)		277	253,842
Ellington Financial Mortgage Trust(a)(b)
Series 2020-1, Class M1, 5.24%, 05/25/65		1,500	1,363,107
Series 2021-2, Class A1, 0.93%, 06/25/66		202	157,374
GCAT Trust, Series 2022-NQM3, Class A1, 4.35%, 04/25/67(a)(b)		1,141	1,061,096
GMACM Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 3.88%, 06/19/35(a)		92	82,010
GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ2, Class A4, 2.50%, 06/25/52(a)(b)		1,061	802,190
GS Mortgage-Backed Securities Trust(a)(b)
Series 2021-PJ2, Class A2, 2.50%, 11/25/51		922	695,614
Series 2021-PJ7, Class A2, 2.50%, 01/25/52		2,410	1,818,737
GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 07/25/37		81	50,335
Homeward Opportunities Fund Trust, Series 2022-1, Class A1, 5.08%, 07/25/67(b)(o)		1,212	1,172,589
JP Morgan Mortgage Trust
Series 2006-S3, Class 1A12, 6.50%, 08/25/36		42	13,677
Series 2022-DSC1, Class A1, 4.75%, 01/25/63(a)(b)		473	435,380
Series 2022-INV3, Class A3B, 3.00%, 09/25/52(a)(b)		750	592,148
Series 2023-DSC1, Class A1, 4.63%, 07/25/63(a)(b)		334	305,417
Mello Mortgage Capital Acceptance, Series 2022-INV2, Class A3, 3.00%, 04/25/52(a)(b)		790	622,010
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 4.08%, 05/25/36(a)		139	98,064
MFA Trust
Series 2021-NQM1, Class M1, 2.31%, 04/25/65(a)(b) .		2,750	1,933,996
Series 2023-NQM1, Class A1, 5.75%, 11/25/67(b)(o)		899	879,012
Series 2023-NQM3, Class A1, 6.62%, 07/25/68		1,840	1,834,016
Mill City Mortgage Trust, Series 2023-NQM2, Class A1, 6.24%, 12/25/67(b)(o)		1,888	1,871,621
OBX Trust
Series 2022-INC3, Class A1, 3.00%, 02/25/52(a)(b)		691	544,473
Series 2022-NQM9, Class A1A, 6.45%, 09/25/62(b)(o)		528	524,670
Series 2023-NQM1, Class A1, 6.12%, 11/25/62(a)(b)		733	726,929
Series 2023-NQM6, Class A1, 6.52%, 07/25/63		1,408	1,408,720
Onslow Bay Financial LLC, Series 2023-NQM5, Class A1A, 6.57%, 06/25/63		1,686	1,686,334
PRKCM Trust, Series 2023-AFC2, Class A1, 6.48%, 06/25/58		1,661	1,645,753
RCKT Mortgage Trust, Series 2022-2, Class A1, 3.00%, 02/25/52(a)(b)		1,034	813,106
SG Residential Mortgage Trust, Series 2022-2, Class A1, 5.35%, 08/25/62(b)(o)		681	657,846
Spruce Hill Mortgage Loan Trust, Series 2022-SH1, Class A1A, 4.10%, 07/25/57(b)(o)		702	650,195

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
STAR Trust, Series 2021-1, Class M1, 2.36%, 05/25/65(a)(b)	USD	2,050	$1,445,561
Starwood Mortgage Residential Trust, Series 2020-3, Class M1, 3.54%, 04/25/65(a)(b)		2,000	1,534,711
Verus Securitization Trust
Series 2022-3, Class A1, 4.13%, 02/25/67(b)(o)		2,931	2,637,897
Series 2022-7, Class A1, 5.15%, 07/25/67(b)(o)		1,661	1,616,068
Series 2022-INV2, Class A1, 6.79%, 10/25/67(b)(o)		502	501,317
Series 2023-1, Class A1, 5.85%, 12/25/67(b)(o)		1,005	990,828
Series 2023-5, Class A1, 6.48%, 06/25/68		1,487	1,478,081
Visio Trust, Series 2023-2, Class A1, 6.60%, 10/25/58		1,456	1,452,539

			57,499,273

Commercial Mortgage-Backed Securities — 4.7%
3650R Commercial Mortgage Trust, Series 2021-PF1, Class A5, 2.52%, 11/15/54		1,250	953,044
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class C, 3.72%, 04/14/33(a)(b)		4,170	3,807,698
Bayview Commercial Asset Trust, Series 2007-2A, Class A1, (1-mo. Term SOFR + 0.38%), 5.70%, 07/25/37(a)(b)		650	573,821
BX Commercial Mortgage Trust(a)(b)
Series 2019-XL, Class A, (1-mo. Term SOFR + 1.03%), 6.37%, 10/15/36		931	928,683
Series 2021-CIP, Class A, (1-mo. Term SOFR + 1.04%), 6.37%, 12/15/38		605	592,095
Series 2021-SOAR, Class A, (1-mo. Term SOFR + 0.78%), 6.12%, 06/15/38		1,569	1,540,664
Series 2021-XL2, Class A, (1-mo. Term SOFR + 0.80%), 6.14%, 10/15/38		391	381,888
Series 2022-LP2, Class A, (1-mo. Term SOFR + 1.01%), 6.35%, 02/15/39		1,426	1,391,276
BX Trust(a)(b)
Series 2021-LBA, Class AJV, (1-mo. Term SOFR + 0.91%), 6.25%, 02/15/36		1,690	1,659,250
Series 2021-SDMF, Class A, (1-mo. Term SOFR + 0.70%), 6.04%, 09/15/34		199	194,192
Series 2022 VAMF, Class A, (1-mo. Term SOFR + 0.85%), 6.18%, 01/15/39		1,300	1,272,273
Series 2022-GPA, Class A, (1-mo. Term SOFR + 2.17%), 7.50%, 08/15/39		650	651,222
Cantor Commercial Real Estate Lending, Series 2019- CF2, Class A5, 2.87%, 11/15/52		550	458,056
Citigroup Commercial Mortgage Trust, Series 2019- SMRT, Class A, 4.15%, 01/10/36(b)		700	698,682
Cold Storage Trust, Series 2020-ICE5, Class A, (1-mo. Term SOFR + 1.01%), 6.35%, 11/15/37(a)(b)		238	235,491
Credit Suisse Mortgage Capital Certificates Trust, Series 2020-FACT, Class D, (1-mo. Term SOFR + 3.82%), 9.16%, 10/15/37(a)(b)		900	847,310
CSMC BHAR, Series 2021-BHAR, Class C, (1-mo. Term SOFR + 2.11%), 7.45%, 11/15/38(a)(b)		300	295,481
Extended Stay America Trust, Series 2021-ESH, Class D, (1-mo. Term SOFR + 2.36%), 7.70%, 07/15/38(a)(b)		789	776,029
GS Mortgage Securities Trust, Series 2019-GC38, Class AAB, 3.84%, 02/10/52		930	879,138

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-ACB, Class A, (30-day Avg SOFR + 1.40%), 6.71%, 03/15/39(a)(b)	USD	1,700	$1,674,395
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2006-1A, Class B, (1-mo. Term SOFR + 1.11%), 6.43%, 04/25/31(a)(b)		288	287,448
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.31%, 04/15/48		1,200	1,138,556
STWD Trust, Series 2021-FLWR, Class A, (1-mo. Term SOFR + 0.69%), 6.02%, 07/15/36(a)(b)		1,207	1,181,616
TPGI Trust, Series 2021-DGWA, Class A, (1-mo. Term SOFR + 0.81%), 6.15%, 06/15/26(a)(b)		940	922,549
UBS Commercial Mortgage Trust, Series 2019-C18, Class A4, 3.04%, 12/15/52		1,200	992,824
Wells Fargo Commercial Mortgage Trust, Series 2016- LC25, Class A4, 3.64%, 12/15/59		1,700	1,574,898

			25,908,579

Total Non-Agency Mortgage-Backed Securities — 15.2% (Cost: $91,230,553)			83,407,852

Preferred Securities

Capital Trusts — 5.6%(a)

Banks(f) — 2.1%
AIB Group PLC, 5.25%(d)	EUR	200	201,406
Banco Mercantil del Norte SA, 6.75%(b)	USD	200	193,250
Bank of East Asia Ltd., 5.88%(d)		250	215,138
ING Groep NV, Series NC10, 4.25%		1,500	967,045
Nordea Bank Abp, 6.13%(b)		2,960	2,835,920
PNC Financial Services Group, Inc.
Series V, 6.20%		205	188,396
Series W, 6.25%(e)		1,705	1,461,551
Rizal Commercial Banking Corp., 6.50%(d)		200	181,476
U.S. Bancorp, Series J, 5.30%(e)		1,900	1,588,026
Wells Fargo & Co.
7.63%(e)		300	302,450
Series S, 5.90%		3,390	3,322,048
Woori Bank, 4.25%(d)		250	240,515

			11,697,221

Capital Markets — 0.5%
Bank of New York Mellon Corp., 4.63%(f)		2,750	2,473,700

Diversified Telecommunication Services — 0.0%
Telefonica Europe BV, 6.14%(d)(f)	EUR	200	203,017

Electric Utilities — 0.5%
Edison International, Series B, 5.00%(f)	USD	115	98,288
EDP - Energias de Portugal SA, 5.94%, 04/23/83(d)	EUR	100	104,668
Electricite de France SA, 3.38%(d)(f)		200	162,790
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/79	USD	2,750	2,532,312

			2,898,058

Financial Services(f) — 2.4%
Bank of America Corp., Series FF, 5.88%(e)		3,500	3,175,066
Barclays PLC, 4.38%		310	215,153
Citigroup, Inc., 7.63%		141	137,560

Security		Par (000)	Value

Financial Services (continued)
HSBC Holdings PLC(e)
6.50%	USD	1,090	$982,511
6.00%		435	386,759
JPMorgan Chase & Co., Series FF, 5.00%		2,500	2,416,424
Lloyds Banking Group PLC
8.00%		200	179,293
7.50%		1,750	1,634,984
NatWest Group PLC, 6.00%		1,575	1,445,316
Societe Generale SA, 7.88%(b)		1,000	991,746
UBS Group AG, 4.88%(b)		2,000	1,674,425

			13,239,237

Independent Power and Renewable Electricity Producers(b)(f) — 0.1%
NRG Energy, Inc., 10.25%		325	318,306
Vistra Corp., 7.00%		162	147,825

			466,131

			30,977,364

		Shares

Preferred Stocks — 0.3%(a)(f)

Capital Markets — 0.3%
Morgan Stanley, Series K		66,567	1,546,352

Financial Services — 0.0%
Federal National Mortgage Association, Series S		10,000	22,200

			1,568,552

Trust Preferred — 0.2%

Financial Services — 0.2%
Citigroup Capital XIII, 12.00%, 10/30/40(a)		29,583	867,669

			867,669

Total Preferred Securities — 6.1% (Cost: $36,385,444)			33,413,585

		Par (000)

U.S. Government Sponsored Agency Securities

Agency Obligations — 1.1%
Fannie Mae, 5.63%, 07/15/37(e)	USD	1,600	1,706,823
Resolution Funding Corp. Principal Strip, 0.00%, 04/15/30(j)		6,055	4,346,484

			6,053,307

Collateralized Mortgage Obligations(e) — 4.9%
Fannie Mae REMICS
Series 2015-47, Class GL, 3.50%, 07/25/45		1,636	1,342,374
Series 2022-25, Class KL, 4.00%, 05/25/52		14,500	12,108,915
Freddie Mac REMICS
Series 4350, Class DY, 4.00%, 06/15/44		1,664	1,528,524
Series 4398, Class ZX, 4.00%, 09/15/54		10,993	9,127,943
Series 4549, Class TZ, 4.00%, 11/15/45		3,073	2,756,290

			26,864,046

23

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Interest Only Collateralized Mortgage Obligations — 0.1%
Fannie Mae REMICS, Series 2012-47, Class NI, 4.50%, 04/25/42	USD	811	$146,812
Ginnie Mae(a)
Series 2009-116, Class KS, (1-mo. Term SOFR + 6.36%), 1.03%, 12/16/39		605	35,194
Series 2011-52, Class NS, (1-mo. Term SOFR + 6.56%), 1.23%, 04/16/41		4,942	269,496

			451,502

Mortgage-Backed Securities(e) — 18.7%
Fannie Mae Mortgage-Backed Securities
4.50%, 07/01/55		2,805	2,639,614
4.00%, 02/01/56 - 04/01/56		2,990	2,723,363
Freddie Mac Mortgage-Backed Securities, 4.50%, 03/01/47		566	535,834
Ginnie Mae Mortgage-Backed Securities, 5.50%, 08/15/33		24	23,684
Uniform Mortgage-Backed Securities
1.50%, 05/01/31		6,447	5,786,351
5.00%, 08/01/34 - 10/12/53(p)		22,387	21,533,736
4.50%, 06/01/37 - 10/13/52(p)		17,748	16,508,792
5.50%, 12/01/37 - 10/12/53(p)		23,596	22,995,844
6.00%, 12/01/38		205	208,050
4.00%, 10/01/49 - 09/01/52		7,262	6,535,758
3.00%, 02/01/52		7,002	5,793,098
3.50%, 04/01/52 - 04/01/53		13,270	11,450,834
6.50%, 10/01/53		5,700	5,727,479

			102,462,437

Total U.S. Government Sponsored Agency Securities — 24.8% (Cost: $145,867,588)			135,831,292

U.S. Treasury Obligations
U.S. Treasury Bonds(e)
3.00%, 11/15/44		33,795	25,223,479
2.50%, 02/15/46		57,350	38,487,227
2.75%, 11/15/47		2,000	1,394,688
U.S. Treasury Notes, 3.63%, 05/31/28(e)		5,000	4,792,187

Total U.S. Treasury Obligations — 12.7% (Cost: $97,852,888)			69,897,581

Total Long-Term Investments — 153.3% (Cost: $927,905,909)			840,156,651

		Shares

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.23%(q)(r)		3,463,711	3,463,711

Security		Par (000)	Value

U.S. Treasury Obligations — 6.2%
U.S. Treasury Bills, 5.34%, 12/14/23(e)(s)	USD	34,000	$33,634,595

Total Short-Term Securities — 6.8% (Cost: $37,105,111)			37,098,306

Total Investments Before TBA Sale Commitments — 160.1% (Cost: $965,011,020)			877,254,957

TBA Sale Commitments

Mortgage-Backed Securities — (0.5)%
Uniform Mortgage-Backed Securities, 4.00%, 10/12/53(p)		(3,000)	(2,670,703)

Total TBA Sale Commitments — (0.5)% (Proceeds: $(2,743,359))			(2,670,703)

Total Investments, Net of TBA Sale Commitments — 159.6% (Cost: $962,267,661)			874,584,254

Liabilities in Excess of Other Assets — (59.6)%			(326,659,299)

Net Assets — 100.0%			$547,924,955

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(f)	Perpetual security with no stated maturity date.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	When-issued security.
(i)	Convertible security.
(j)	Zero-coupon bond.
(k)	Issuer filed for bankruptcy and/or is in default.
(l)	Non-income producing security.
(m)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)	Rounds to less than 1,000.
(o)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(p)	Represents or includes a TBA transaction.
(q)	Affiliate of the Trust.
(r)	Annualized 7-day yield as of period end.
(s)	Rates are discount rates or a range of discount rates as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Core Bond Trust (BHK)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$2,477,689	$986,022	(a)	$—	$—	$—	$3,463,711	3,463,711	$270,466	$—

(a)	Represents net amount purchased (sold).

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
BNP Paribas SA	4.67	%(b)	02/27/23	Open		$1,810,000	$1,860,466	U.S. Government Sponsored Agency Securities	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	06/30/23	Open		122,228	123,852	Corporate Bonds	Open/Demand
BNP Paribas SA	5.42	(b)	07/06/23	Open		1,282,500	1,298,616	Corporate Bonds	Open/Demand
BNP Paribas SA	5.30	(b)	07/12/23	Open		384,787	389,189	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	07/19/23	Open		312,987	316,374	Corporate Bonds	Open/Demand
BNP Paribas SA	5.15	(b)	07/25/23	Open		177,650	179,308	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	07/25/23	Open		165,880	167,521	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	07/25/23	Open		367,000	370,631	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	07/26/23	Open		518,545	523,629	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	07/28/23	Open		318,512	321,502	Corporate Bonds	Open/Demand
BNP Paribas SA	5.40	(b)	07/31/23	Open		1,769,680	1,785,873	Capital Trusts	Open/Demand
Goldman Sachs & Co. LLC	5.25	(b)	07/31/23	Open		151,372	152,719	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.35	(b)	07/31/23	Open		190,038	191,760	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.35	(b)	07/31/23	Open		416,277	420,050	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	07/31/23	Open		572,920	578,210	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	07/31/23	Open		1,003,750	1,013,019	Corporate Bonds	Open/Demand
BNP Paribas SA	5.35	(b)	08/01/23	Open		962,036	970,614	Corporate Bonds	Open/Demand
BNP Paribas SA	5.39	(b)	08/01/23	Open		38,875	39,224	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	08/01/23	Open		434,970	438,921	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	08/01/23	Open		142,529	143,823	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/01/23	Open		398,221	401,858	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/01/23	Open		953,325	962,032	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/01/23	Open		106,363	107,334	Corporate Bonds	Open/Demand
BNP Paribas SA	5.47	(b)	08/02/23	Open		433,011	436,893	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(1.75	)(b)	08/04/23	Open		165,734	165,291	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	(b)	08/04/23	Open		151,436	151,668	Corporate Bonds	Open/Demand
BNP Paribas SA	4.50	(b)	08/04/23	Open		150,293	151,326	Corporate Bonds	Open/Demand
BNP Paribas SA	5.15	(b)	08/04/23	Open		114,845	115,749	Corporate Bonds	Open/Demand
BNP Paribas SA	5.18	(b)	08/04/23	Open		931,250	938,620	Corporate Bonds	Open/Demand
BNP Paribas SA	5.25	(b)	08/04/23	Open		720,692	726,473	Corporate Bonds	Open/Demand
BNP Paribas SA	5.30	(b)	08/04/23	Open		258,500	260,593	Corporate Bonds	Open/Demand
BNP Paribas SA	5.35	(b)	08/04/23	Open		218,213	219,996	Corporate Bonds	Open/Demand
BNP Paribas SA	5.37	(b)	08/04/23	Open		100,350	101,173	Corporate Bonds	Open/Demand
BNP Paribas SA	5.37	(b)	08/04/23	Open		1,070,000	1,078,778	Corporate Bonds	Open/Demand
BNP Paribas SA	5.39	(b)	08/04/23	Open		83,190	83,875	Corporate Bonds	Open/Demand
BNP Paribas SA	5.39	(b)	08/04/23	Open		1,557,206	1,570,029	Corporate Bonds	Open/Demand
BNP Paribas SA	5.41	(b)	08/04/23	Open		260,275	262,426	Corporate Bonds	Open/Demand
BNP Paribas SA	5.44	(b)	08/04/23	Open		163,350	164,708	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	08/04/23	Open		135,000	136,124	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	08/04/23	Open		198,949	200,605	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	08/04/23	Open		418,750	422,237	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	08/04/23	Open		1,057,980	1,066,789	Capital Trusts	Open/Demand
Goldman Sachs & Co. LLC	5.00	(b)	08/04/23	Open		853,125	859,642	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.25	(b)	08/04/23	Open		251,381	253,398	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	08/04/23	Open		3,071,250	3,096,822	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	08/04/23	Open		1,852,500	1,867,925	Corporate Bonds	Open/Demand

25

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
Goldman Sachs & Co. LLC	5.45	%(b)	08/04/23	Open		$928,750	$936,483	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	08/04/23	Open		2,655,000	2,677,107	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	08/04/23	Open		389,375	392,617	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	08/04/23	Open		136,105	137,238	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.35	(b)	08/04/23	Open		376,132	379,207	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/04/23	Open		309,000	311,587	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/04/23	Open		172,003	173,443	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/04/23	Open		351,090	354,029	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/04/23	Open		609,471	614,574	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/04/23	Open		187,500	189,070	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/04/23	Open		157,500	158,819	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/04/23	Open		180,968	182,483	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/04/23	Open		83,543	84,242	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/04/23	Open		172,500	173,944	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/04/23	Open		991,250	999,549	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/04/23	Open		271,000	273,269	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/04/23	Open		85,838	86,556	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/04/23	Open		910,000	917,619	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/04/23	Open		122,744	123,771	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.48	(b)	08/04/23	Open		5,237,500	5,281,350	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		3,890,600	3,923,232	Corporate Bonds	Open/Demand
BNP Paribas SA	5.42	(b)	08/15/23	Open		340,545	342,903	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/21/23	Open		3,916,026	3,940,511	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	08/22/23	Open		1,664,950	1,674,780	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/22/23	Open		908,750	914,145	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/22/23	Open		215,629	216,910	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	08/29/23	Open		347,618	349,302	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.50	(b)	08/29/23	Open		79,375	79,693	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.35	(b)	08/29/23	Open		235,689	236,810	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.35	(b)	08/29/23	Open		266,901	268,171	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.35	(b)	08/29/23	Open		199,477	200,425	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	5.35	(b)	08/29/23	Open		462,187	464,385	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.35	(b)	08/29/23	Open		170,106	170,915	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	08/31/23	Open		1,966,125	1,975,054	Corporate Bonds	Open/Demand
BNP Paribas SA	5.40	(b)	09/05/23	Open		17,781,250	17,847,436	U.S. Treasury Obligations	Open/Demand
BNP Paribas SA	5.40	(b)	09/05/23	Open		26,909,269	27,009,431	U.S. Treasury Obligations	Open/Demand
BNP Paribas SA	5.42	(b)	09/05/23	Open		204,166	204,935	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	09/05/23	Open		275,250	276,292	Capital Trusts	Open/Demand
Nomura Securities International, Inc.	5.42	(b)	09/05/23	Open		23,008,937	23,094,901	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	5.42	(b)	09/05/23	Open		4,887,500	4,905,760	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	5.42	(b)	09/05/23	Open		1,495,000	1,500,585	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	5.42	(b)	09/05/23	Open		33,510,400	33,632,179	U.S. Treasury Obligations	Open/Demand
TD Securities (USA) LLC	5.49	(b)	09/05/23	Open		2,568,750	2,578,543	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	09/06/23	Open		534,614	536,567	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	4.50		09/12/23	10/18/23		146,644	146,974	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		09/12/23	10/18/23		110,250	110,548	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		09/12/23	10/18/23		132,750	133,108	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		09/12/23	10/18/23		89,518	89,759	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		09/12/23	10/18/23		89,375	89,616	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		09/12/23	10/18/23		191,625	192,142	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.45		09/12/23	10/18/23		721,250	723,215	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.45		09/12/23	10/18/23		1,048,250	1,051,106	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.45		09/12/23	10/18/23		1,669,660	1,674,210	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.45		09/12/23	10/18/23		225,675	226,290	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.45		09/12/23	10/18/23		335,421	336,335	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.45		09/12/23	10/18/23		81,454	81,676	Corporate Bonds	Up to 30 Days
Deutsche Bank Securities, Inc.	5.45		09/13/23	10/12/23		2,733,386	2,740,421	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	5.45		09/13/23	10/12/23		1,746,522	1,751,017	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	5.45		09/13/23	10/12/23		1,220,719	1,223,861	U.S. Government Sponsored Agency Securities	Up to 30 Days

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
Deutsche Bank Securities, Inc.	5.45%	09/13/23	10/12/23		$249,968	$250,611	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	5.45	09/13/23	10/12/23		1,574,140	1,578,192	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	5.45	09/13/23	10/12/23		486,399	487,651	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	5.45	09/13/23	10/12/23		203,897	204,422	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	5.45	09/13/23	10/12/23		5,201,096	5,214,481	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	5.45	09/13/23	10/12/23		5,592,917	5,607,311	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	5.45	09/13/23	10/12/23		4,460,948	4,472,429	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	5.45	09/13/23	10/12/23		23,241	23,300	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	5.45	09/13/23	10/12/23		1,910,401	1,915,317	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	5.45	09/13/23	10/12/23		794,637	796,682	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	5.45	09/13/23	10/12/23		2,047,838	2,053,108	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	5.45	09/13/23	10/12/23		2,617,915	2,624,652	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	5.45	09/13/23	10/12/23		286,687	287,425	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	5.45	09/13/23	10/12/23		5,769,846	5,784,695	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	5.45	09/13/23	10/12/23		178,088	178,546	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	5.45	09/13/23	10/12/23		1,703,286	1,707,670	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	5.45	09/13/23	10/12/23		1,721,705	1,726,136	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	5.45	09/13/23	10/12/23		1,923,008	1,927,957	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	5.45	09/13/23	10/12/23		1,168,908	1,171,916	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	5.45	09/13/23	10/12/23		1,980,359	1,985,455	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	5.45	09/13/23	10/12/23		1,915,104	1,920,032	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	5.45	09/13/23	10/12/23		632,283	633,910	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	5.45	09/13/23	10/12/23		1,049,467	1,052,168	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	5.45	09/13/23	10/12/23		343,395	344,279	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	5.45	09/13/23	10/12/23		267,591	268,280	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	5.45	09/13/23	10/12/23		1,725,769	1,730,210	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	5.45	09/13/23	10/12/23		1,485,744	1,489,568	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	5.45	09/13/23	10/12/23		1,835,294	1,840,017	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	5.45	09/13/23	10/12/23		1,597,672	1,601,784	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	5.45	09/13/23	10/12/23		531,398	532,766	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	5.45	09/13/23	10/12/23		5,624,036	5,638,510	U.S. Government Sponsored Agency Securities	Up to 30 Days

27

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
Barclays Capital, Inc.	(3.75)%		09/13/23	10/19/23		$66,110	$66,089	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.75		09/13/23	10/19/23		312,080	312,780	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.45		09/13/23	10/19/23		169,434	169,870	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	5.45		09/13/23	10/19/23		166,500	166,929	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	5.45		09/13/23	10/19/23		3,530,000	3,539,085	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.45		09/13/23	10/19/23		104,895	105,165	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	5.45		09/13/23	10/19/23		199,085	199,597	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	5.45		09/13/23	10/19/23		1,194,375	1,197,449	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.45		09/13/23	10/19/23		1,181,250	1,184,290	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.45		09/13/23	10/19/23		1,073,812	1,076,576	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.45		09/13/23	10/19/23		897,500	899,810	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.45		09/13/23	10/19/23		987,500	990,041	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.45		09/13/23	10/19/23		750,000	751,930	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.45		09/13/23	10/19/23		943,984	946,413	Capital Trusts	Up to 30 Days
Nomura Securities International, Inc.	5.48	(b)	09/13/23	Open		95,498	95,745	Corporate Bonds	Open/Demand
Royal Bank of Canada	5.47		09/14/23	10/11/23		1,511,984	1,515,659	U.S. Government Sponsored Agency Securities	Up to 30 Days
Royal Bank of Canada	5.47		09/14/23	10/11/23		12,603,084	12,633,723	U.S. Government Sponsored Agency Securities	Up to 30 Days
Royal Bank of Canada	5.47		09/14/23	10/11/23		1,391,543	1,394,926	U.S. Government Sponsored Agency Securities	Up to 30 Days
Royal Bank of Canada	5.47		09/14/23	10/11/23		9,420,552	9,443,455	U.S. Government Sponsored Agency Securities	Up to 30 Days
Royal Bank of Canada	5.47		09/14/23	10/11/23		2,748,993	2,755,677	U.S. Government Sponsored Agency Securities	Up to 30 Days
BofA Securities, Inc.	0.25		09/14/23	10/20/23		272,019	272,049	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	2.50		09/14/23	10/20/23		317,839	318,192	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	3.25		09/14/23	10/20/23		274,231	274,627	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	3.50		09/14/23	10/20/23		232,522	232,884	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.15		09/14/23	10/20/23		90,000	90,166	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.25		09/14/23	10/20/23		76,977	77,122	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		09/14/23	10/20/23		258,889	259,481	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		09/14/23	10/20/23		526,452	527,657	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.20		09/14/23	10/20/23		243,656	244,219	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		09/14/23	10/20/23		143,360	143,695	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		09/14/23	10/20/23		136,581	136,900	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		09/14/23	10/20/23		579,262	580,614	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.32		09/14/23	10/20/23		135,157	135,477	Foreign Agency Obligations	Up to 30 Days
BofA Securities, Inc.	5.33		09/14/23	10/20/23		131,133	131,444	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35		09/14/23	10/20/23		482,802	483,951	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35		09/14/23	10/20/23		76,375	76,557	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35		09/14/23	10/20/23		158,919	159,297	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		09/14/23	10/20/23		226,908	227,452	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		09/14/23	10/20/23		626,216	627,719	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		09/14/23	10/20/23		354,344	355,194	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		09/14/23	10/20/23		121,550	121,842	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		09/14/23	10/20/23		320,580	321,349	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		09/14/23	10/20/23		251,625	252,229	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		09/14/23	10/20/23		127,538	127,844	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		09/14/23	10/20/23		292,197	292,899	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		09/14/23	10/20/23		261,800	262,428	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		09/14/23	10/20/23		199,060	199,538	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		09/14/23	10/20/23		86,394	86,601	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		09/14/23	10/20/23		99,830	100,070	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		09/14/23	10/20/23		303,162	303,890	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		09/14/23	10/20/23		227,265	227,810	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		09/14/23	10/20/23		383,125	384,045	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		09/14/23	10/20/23		429,375	430,406	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		09/14/23	10/20/23		1,194,375	1,197,241	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		09/14/23	10/20/23		561,000	562,346	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		09/14/23	10/20/23		393,750	394,695	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		09/14/23	10/20/23		100,760	101,004	Corporate Bonds	Up to 30 Days

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BofA Securities, Inc.	5.45%		09/14/23	10/20/23		$193,475	$193,944	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		09/14/23	10/20/23		118,695	118,983	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		09/14/23	10/20/23		218,120	218,648	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		09/14/23	10/20/23		136,895	137,227	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		09/14/23	10/20/23		136,581	136,912	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		09/14/23	10/20/23		125,471	125,775	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		09/14/23	10/20/23		754,912	756,741	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		09/14/23	10/20/23		162,435	162,828	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		09/14/23	10/20/23		371,806	372,707	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		09/14/23	10/20/23		785,000	786,901	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		09/14/23	10/20/23		438,750	439,813	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		09/14/23	10/20/23		518,392	519,648	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		09/14/23	10/20/23		1,139,156	1,141,916	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		09/14/23	10/20/23		794,520	796,445	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		09/14/23	10/20/23		1,403,625	1,407,025	Capital Trusts	Up to 30 Days
BofA Securities, Inc.	5.45		09/14/23	10/20/23		1,532,812	1,536,525	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		09/18/23	10/20/23		182,793	183,125	Corporate Bonds	Up to 30 Days
Nomura Securities International, Inc.	5.35	(b)	09/22/23	Open		119,253	119,359	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	5.25		09/25/23	10/18/23		142,048	142,151	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.30		09/25/23	10/18/23		136,408	136,508	Foreign Agency Obligations	Up to 30 Days
J.P. Morgan Securities LLC	5.35		09/25/23	10/18/23		75,306	75,362	Foreign Agency Obligations	Up to 30 Days
J.P. Morgan Securities LLC	5.45		09/25/23	10/18/23		260,383	260,580	Foreign Agency Obligations	Up to 30 Days
Nomura Securities International, Inc.	5.48	(b)	09/25/23	Open		126,910	127,007	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	09/25/23	Open		124,575	124,670	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	09/25/23	Open		150,599	150,713	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	09/25/23	Open		110,940	111,024	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.49		09/26/23	10/19/23		2,082,000	2,083,588	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.49		09/26/23	10/19/23		2,195,882	2,197,557	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.65		09/28/23	10/19/23		190,365	190,425	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		09/28/23	10/20/23		2,532,000	2,532,767	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		09/28/23	10/20/23		2,763,750	2,764,587	Corporate Bonds	Up to 30 Days
Nomura Securities International, Inc.	5.32	(b)	09/28/23	Open		378,087	378,199	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.32	(b)	09/28/23	Open		467,500	467,638	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	09/28/23	Open		104,800	104,832	Corporate Bonds	Open/Demand
BofA Securities, Inc.	5.45		09/29/23	10/20/23		144,178	144,178	Corporate Bonds	Up to 30 Days

						$305,593,273	$306,810,696

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Ultra Long Treasury Note	378	12/19/23	$42,159	$(1,116,122)
Ultra U.S. Treasury Bond	634	12/19/23	75,367	(5,586,925)
5-Year U.S. Treasury Note	192	12/29/23	20,223	(107,480)

				(6,810,527)

Short Contracts
10-Year U.S. Treasury Note	949	12/19/23	102,507	2,073,088
U.S. Long Bond	167	12/19/23	19,012	1,046,142
2-Year U.S. Treasury Note	15	12/29/23	3,040	9,146

				3,128,376

				$(3,682,151)

29

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Core Bond Trust (BHK)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	368,717	EUR	342,242	JPMorgan Chase Bank N.A.	12/14/23	$5,696
USD	115,051	CAD	155,000	Toronto-Dominion Bank	12/20/23	793
USD	5,635,064	EUR	5,260,000	UBS AG	12/20/23	53,540
USD	630,293	GBP	509,000	Barclays Bank PLC	12/20/23	8,925

						68,954

USD	12,694	EUR	12,000	Royal Bank of Canada	12/20/23	(40)

						$68,914

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.41.V1	1.00%	Quarterly	12/20/28	USD 26,090	$(321,496)	$(375,233)	$53,737

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day SOFR, 5.31%	Annual	3.53%	Annual	N/A	11/10/52	USD	3,200	$(310,301)	$98	$(310,399)
1-Day SOFR, 5.31%	Annual	3.06%	Annual	N/A	11/28/52	USD	2,000	(357,833)	61	(357,894)
1-Day SOFR, 5.31%	Annual	3.05%	Annual	N/A	12/01/52	USD	1,500	(269,851)	46	(269,897)

								$(937,985)	$205	$(938,190)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Thyssenkrupp AG	1.00%	Quarterly	Bank of America N.A.	12/20/23	BB	EUR	10	$22	$(41)	$63
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	B	EUR	10	709	662	47
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Bank of America N.A.	06/20/26	BB-	EUR	10	332	(241)	573
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Credit Suisse International	12/20/26	BB-	EUR	5	93	152	(59)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Credit Suisse International	12/20/26	BB-	EUR	25	469	716	(247)
CMA CGM SA	5.00	Quarterly	Credit Suisse International	06/20/27	N/R	EUR	20	2,576	697	1,879
Ladbrokes Coral Group Ltd.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	N/R	EUR	10	(256)	(843)	587
Ladbrokes Coral Group Ltd.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	N/R	EUR	30	(768)	(4,033)	3,265
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	CCC+	EUR	5	(977)	(1,077)	100
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC+	EUR	3	(587)	(635)	48
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC+	EUR	9	(1,651)	(1,786)	135
Adler Real Estate AG	5.00	Quarterly	Citibank N.A.	12/20/27	CCC+	EUR	3	(479)	(533)	54
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	CCC+	EUR	6	(1,003)	(1,112)	109
Adler Real Estate AG	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	CCC+	EUR	4	(727)	(793)	66
United Group B.V.	5.00	Quarterly	Bank of America N.A.	12/20/27	B	EUR	10	(258)	(1,335)	1,077
CMBX.NA.15	3.00	Monthly	Morgan Stanley & Co. International PLC	11/15/64	N/R	USD	4,710	(1,121,765)	(876,132)	(245,633)

								$(1,124,270)	$(886,334)	$(237,936)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

S C H E D U L E O F I N V E S T M E N T S	30

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Core Bond Trust (BHK)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$95,652,544	$573,786	$96,226,330
Corporate Bonds
Aerospace & Defense	—	14,164,508	—	14,164,508
Air Freight & Logistics	—	60,662	—	60,662
Automobile Components	—	3,402,548	—	3,402,548
Automobiles	—	6,058,204	—	6,058,204
Banks	—	7,269,132	—	7,269,132
Beverages	—	9,232,142	—	9,232,142
Biotechnology	—	3,390,442	—	3,390,442
Broadline Retail	—	1,246,663	—	1,246,663
Building Materials	—	2,718,482	—	2,718,482
Building Products	—	6,820,360	—	6,820,360
Capital Markets	—	7,608,089	—	7,608,089
Chemicals	—	5,125,847	—	5,125,847
Commercial Services & Supplies	—	5,261,379	—	5,261,379
Communications Equipment	—	1,053,404	—	1,053,404
Construction & Engineering	—	4,628,196	—	4,628,196
Construction Materials	—	289,821	—	289,821
Consumer Discretionary	—	5,958,789	—	5,958,789
Consumer Finance	—	5,064,118	—	5,064,118
Consumer Staples Distribution & Retail	—	2,848,090	—	2,848,090
Containers & Packaging	—	2,104,032	—	2,104,032
Diversified Consumer Services	—	3,803,392	—	3,803,392
Diversified REITs	—	10,680,924	—	10,680,924
Diversified Telecommunication Services	100,496	13,114,250	—	13,214,746
Education	—	637,795	—	637,795
Electric Utilities	—	26,276,107	—	26,276,107
Electrical Equipment	—	1,408,658	—	1,408,658
Electronic Equipment, Instruments & Components	—	2,005,855	—	2,005,855
Energy Equipment & Services	—	2,060,765	—	2,060,765
Environmental, Maintenance & Security Service	—	1,753,319	—	1,753,319
Financial Services	—	28,444,714	—	28,444,714
Food Products	—	2,231,063	—	2,231,063
Ground Transportation	—	6,619,611	—	6,619,611
Health Care Equipment & Supplies	—	3,994,674	—	3,994,674

31

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Core Bond Trust (BHK)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Health Care Providers & Services	$—	$10,641,668	$—	$10,641,668
Health Care Technology	—	1,443,124	—	1,443,124
Hotels, Restaurants & Leisure	—	10,311,884	—	10,311,884
Household Durables	—	672,237	—	672,237
Household Products	—	120,181	—	120,181
Independent Power and Renewable Electricity Producers	—	1,141,177	—	1,141,177
Industrial Conglomerates	—	2,136,272	—	2,136,272
Insurance	—	12,876,482	—	12,876,482
Interactive Media & Services	—	475,304	—	475,304
Internet Software & Services	—	1,905,626	—	1,905,626
IT Services	—	5,085,292	—	5,085,292
Leisure Products	—	276,867	—	276,867
Life Sciences Tools & Services	—	566,892	—	566,892
Machinery	—	3,404,365	—	3,404,365
Media	—	24,225,724	—	24,225,724
Metals & Mining	—	5,220,016	—	5,220,016
Multi-Utilities	—	1,401,181	—	1,401,181
Offshore Drilling & Other Services	—	1,217,798	—	1,217,798
Oil, Gas & Consumable Fuels	—	40,231,876	—	40,231,876
Passenger Airlines	—	5,576,434	—	5,576,434
Personal Care Products	—	171,836	—	171,836
Pharmaceuticals	—	8,332,769	—	8,332,769
Real Estate Management & Development	—	1,439,694	—	1,439,694
Semiconductors & Semiconductor Equipment	—	5,737,174	—	5,737,174
Software	—	11,265,227	—	11,265,227
Specialized REITs	—	510,295	—	510,295
Specialty Retail	—	530,143	—	530,143
Technology Hardware, Storage & Peripherals	—	3,478,392	—	3,478,392
Textiles, Apparel & Luxury Goods	—	199,691	—	199,691
Tobacco	—	4,504,976	—	4,504,976
Transportation Infrastructure	—	2,043,319	—	2,043,319
Utilities	—	343,170	—	343,170
Water Utilities	—	1,247,513	—	1,247,513
Wireless Telecommunication Services	—	5,729,040	—	5,729,040
Floating Rate Loan Interests	—	18,791,949	543,691	19,335,640
Foreign Agency Obligations	—	10,800,141	—	10,800,141
Municipal Bonds	—	19,344,060	—	19,344,060
Non-Agency Mortgage-Backed Securities	—	83,407,852	—	83,407,852
Preferred Securities
Capital Trusts	—	30,977,364	—	30,977,364
Preferred Stocks
Capital Markets	1,546,352	—	—	1,546,352
Financial Services	—	22,200	—	22,200
Trust Preferred	867,669	—	—	867,669
U.S. Government Sponsored Agency Securities	—	135,831,292	—	135,831,292
U.S. Treasury Obligations	—	69,897,581	—	69,897,581
Short-Term Securities
Money Market Funds	3,463,711	—	—	3,463,711
U.S. Treasury Obligations	—	33,634,595	—	33,634,595
Unfunded Floating Rate Loan Interests(a)	—	51	—	51
Liabilities
Investments
TBA Sale Commitments	—	(2,670,703)	—	(2,670,703)

	$5,978,228	$867,488,600	$1,117,477	$874,584,305

Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$61,740	$—	$61,740
Foreign Currency Exchange Contracts	—	68,954	—	68,954
Interest Rate Contracts	3,128,376	—	—	3,128,376
Liabilities
Credit Contracts	—	(245,939)	—	(245,939)

S C H E D U L E O F I N V E S T M E N T S	32

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Core Bond Trust (BHK)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Liabilities (continued)
Foreign Currency Exchange Contracts	$—	$(40)	$—	$(40)
Interest Rate Contracts	(6,810,527)	(938,190)	—	(7,748,717)

	$(3,682,151)	$(1,053,475)	$—	$(4,735,626)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $306,810,696 are categorized as Level 2 within the fair value hierarchy.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Total
Assets
Opening balance, as of December 31, 2022	$1,619,981	$4,333,458	$135,835	$477,212	$6,566,486
Transfers into Level 3(a)	—	—	218,620	—	218,620
Transfers out of Level 3	(726,572)	(4,333,458)	—	(477,212)	(5,537,242)
Accrued discounts/premiums	(29,557)	—	169	—	(29,388)
Net realized gain (loss)	2,585	—	(1,708)	—	877
Net change in unrealized appreciation (depreciation)(b)	46,056	—	9,571	—	55,627
Purchases	—	—	292,307	—	292,307
Sales	(338,707)	—	(111,103)	—	(449,810)

Closing balance, as of September 30, 2023	$573,786	$—	$543,691	$—	$1,117,477

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2023(b)	$46,056	$—	$9,571	$—	$55,627

(a)

As of December 31, 2022, the Trust used observable inputs in determining the value of certain investments. As of September 30, 2023, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy

(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

Currency Abbreviation

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

CDI	CREST Depository Interest

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

EURIBOR	Euro Interbank Offered Rate

GO	General Obligation Bonds

Portfolio Abbreviation (continued)

LIBOR	London Interbank Offered Rate

PCL	Public Company Limited

PIK	Payment-in-Kind

RB	Revenue Bond

SG	Syncora Guarantee

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

33